UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22649

iShares U.S. ETF Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 415-670-2000

Date of fiscal year end: July 31, 2014

Date of reporting period: July 31, 2014

Item 1. Reports to Stockholders.

JULY 31, 2014

2014 ANNUAL REPORT

iShares U.S. ETF Trust

➢	iShares Enhanced International Large-Cap ETF | IEIL | NYSE Arca
➢	iShares Enhanced International Small-Cap ETF | IEIS | NYSE Arca
➢	iShares Enhanced U.S. Large-Cap ETF | IELG | NYSE Arca
➢	iShares Enhanced U.S. Small-Cap ETF | IESM | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® U.S. ETF TRUST

GLOBAL MARKET OVERVIEW

Global stocks gained approximately 16% for the 12-month period ended July 31, 2014 (the “reporting period”). The global equity markets generally benefited from significant liquidity as many central banks around the world maintained or expanded their accommodative monetary policies in an effort to stimulate economic activity. These efforts began to have a positive impact during the reporting period as improving economic conditions in many regions of the world provided a favorable backdrop for global stock market performance.

Although global stocks advanced steadily throughout the reporting period, they experienced some volatility along the way. The global equity markets began the reporting period on a down note, declining in the first two months amid unrest in the Middle East and signs of weaker economic growth worldwide. Global stocks rebounded throughout the fourth quarter of 2013 and into the new year, when a spate of weaker economic data led to a sharp correction in global stocks during the last half of January 2014. However, the disappointing economic news was attributed largely to severe winter weather in the Northern Hemisphere, and the global equity markets recovered to post solid gains over the last half of the reporting period.

Equity market performance was similar across most regions of the world. In the U.S., stocks advanced by about 17% for the reporting period. The U.S. economy grew at an uneven but moderate rate, led by improving job growth (the unemployment rate fell to as low as 6.1%, its lowest level since September 2008, before finishing the reporting period at 6.2%) and a continued recovery in the housing market. The U.S. Federal Reserve Bank (the “Fed”) expressed its confidence in the economy’s resilience by tapering its quantitative easing activity beginning in January 2014. The Fed reduced its government bond purchases from $85 billion per month in 2013 to $35 billion per month as of the end of the reporting period.

European stocks generated returns of approximately 16% for the reporting period. Although economic growth remained subdued across the Continent, the weakest European economies showed meaningful signs of stabilization during the reporting period. In particular, many southern European countries reported consecutive quarters of positive growth after several years of recession. Nonetheless, concerns about the possibility of deflation led the European Central Bank to lower short-term interest rates late in the reporting period. From a country perspective, the best-performing markets in Europe included Finland, Denmark, and Spain.

Stocks in the Asia/Pacific region returned approximately 13% for the reporting period. Economic growth in the region diverged as emerging markets generally slowed while more developed economies showed signs of improvement. Japan’s stock market lagged amid concerns about the negative impact of a new consumption tax on the Japanese economy. Stock markets in New Zealand and Australia were among the best performers during the reporting period.

Emerging markets stocks gained about 15% for the reporting period, but experienced significantly greater volatility than stocks in developed markets. Concerns about slowing economic growth in many bellwether emerging economies, including China and Brazil, led to a sharp decline in emerging markets stocks between November 2013 and January 2014. However, stronger demand for exports in developed countries, along with stimulus efforts from central banks, helped fuel a recovery in emerging markets stocks over the last half of the reporting period.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® ENHANCED INTERNATIONAL LARGE-CAP ETF

Performance as of July 31, 2014

Cumulative Total Returns
Since Inception
Fund NAV	3.80%
Fund Market	3.67%
MSCI World ex USA Index	2.30%

The inception date of the Fund was 2/25/14. The first day of secondary market trading was 2/27/14.

The MSCI World ex USA Index is an unmanaged broad-based index that measures the performance of the large- and mid-capitalization sectors of developed equity markets, excluding the United States.

For the fiscal period ended 7/31/14, the Fund did not have six months of performance and therefore line graphs are not presented.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (2/25/14) [a]	Ending Account Value (7/31/14)	Expenses Paid During Period [b]	Beginning Account Value (2/1/14)	Ending Account Value (7/31/14)	Expenses Paid During Period [b]	Annualized Expense Ratio
$1,000.00	$1,038.00	$1.52	$1,000.00	$1,023.10	$1.76	0.35%

[a]	The beginning of the period (commencement of operations) is February 25, 2014.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (156 days for actual and 181 days for hypothetical expenses) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

The iShares Enhanced International Large-Cap ETF (the “Fund”) seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of international large-capitalization issuers. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index. For the period from February 25, 2014 (inception date of the Fund) through July 31, 2014 (the “reporting period”), the total return for the Fund was 3.80%, net of fees.

The Fund delivered a positive return for the reporting period and outpaced the MSCI World ex USA Index, which returned 2.30%. The Fund combines the investment characteristics, or factors, of quality, value, and size exposures based on BlackRock insights. Quality is defined as a company that exhibits positive fundamentals, including high cash earnings, low earnings variability and low debt-to-equity ratio, while value refers to companies with lower relative valuations based on measures such as price-to-earnings and price-to-book ratios. Size refers to relative market capitalization and the Fund attempts to invest in stocks with lower relative market capitalizations. Each of the investment characteristics contributed positively to results during the reporting period, with value and quality stocks performing strongly.

6	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® ENHANCED INTERNATIONAL LARGE-CAP ETF

Higher quality stocks, as defined above, performed well relative to lower quality stocks during the reporting period. In addition, the Fund’s exposure to value also contributed to results during the period as the MSCI World ex USA Value Index returned 3.11%, compared with the 1.34% return of the MSCI World ex USA Growth Index. In addition, the Fund was positioned to have less volatility than the broad international indexes, and this lower risk profile had a positive impact on results. During the reporting period large company stocks produced stronger returns than small company stocks within the MSCI World ex USA Index universe, benefiting Fund performance.

PORTFOLIO ALLOCATION

As of 7/31/14

Sector	Percentage of Total Investments*

Financials	22.79%
Energy	15.48
Industrials	12.12
Telecommunication Services	9.83
Health Care	8.66
Materials	7.64
Consumer Staples	7.63
Consumer Discretionary	7.04
Utilities	5.56
Information Technology	3.25

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 7/31/14

Country	Percentage of Total Investments*

Japan	17.10%
Canada	14.91
United Kingdom	14.44
Switzerland	12.71
Germany	9.27
Denmark	6.11
France	5.24
Norway	4.46
Finland	4.03
Sweden	3.51

TOTAL	91.78%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® ENHANCED INTERNATIONAL SMALL-CAP ETF

Performance as of July 31, 2014

Cumulative Total Returns
Since Inception
Fund NAV	0.18%
Fund Market	0.14%
MSCI World ex USA Small Cap Index	0.72%

The inception date of the Fund was 2/25/14. The first day of secondary market trading was 2/27/14.

The MSCI World ex USA Small Cap Index is an unmanaged broad-based index that measures the performance of the small-capitalization sector of developed equity markets, excluding the United States.

For the fiscal period ended 7/31/14, the Fund did not have six months of performance and therefore line graphs are not presented.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (2/25/14) [a]	Ending Account Value (7/31/14)	Expenses Paid During Period [b]	Beginning Account Value (2/1/14)	Ending Account Value (7/31/14)	Expenses Paid During Period [b]	Annualized Expense Ratio
$1,000.00	$1,001.80	$2.10	$1,000.00	$1,022.40	$2.46	0.49%

[a]	The beginning of the period (commencement of operations) is February 25, 2014.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (156 days for actual and 181 days for hypothetical expenses) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

The iShares Enhanced International Small-Cap ETF (the “Fund”) seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of international small-capitalization issuers. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index. For the period from February 25, 2014 (inception date of the Fund) through July 31, 2014 (the “reporting period”), the total return for the Fund was 0.18%, net of fees.

The Fund delivered a fractionally positive return for the reporting period and trailed the MSCI World ex USA Small Cap Index, which returned 0.72%. The Fund combines the investment characteristics, or factors, of quality, value, and size exposures based on BlackRock insights. Quality is defined as a company that exhibits positive fundamentals, including high cash earnings, low earnings variability and low debt-to-equity ratio, while value refers to companies with lower relative valuations based on measures such as price-to-earnings and price-to-book ratios. Size refers to relative market capitalization and the Fund attempts to invest in stocks with lower relative market capitalizations.

8	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® ENHANCED INTERNATIONAL SMALL-CAP ETF

Quality and value were positive contributors to Fund results during the reporting period, while exposure to smaller stocks hurt results as large company stocks produced stronger returns than small company stocks in the MSCI World ex USA Index universe. For the reporting period, the MSCI World ex USA Small Cap Value Index returned 1.47%, compared with the MSCI World ex USA Growth Index, which delivered a 0.03% return for the period. The Fund had a lower risk profile than the broad international indexes, which also contributed positively during the reporting period.

PORTFOLIO ALLOCATION

As of 7/31/14

Sector	Percentage of Total Investments*

Financials	20.75%
Consumer Discretionary	18.29
Industrials	17.40
Information Technology	13.55
Consumer Staples	9.82
Energy	8.76
Materials	4.82
Health Care	3.31
Telecommunication Services	2.52
Utilities	0.78

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 7/31/14

Country	Percentage of Total Investments*

Japan	27.00%
United Kingdom	16.49
Switzerland	8.53
Canada	7.22
Denmark	6.65
Australia	6.60
Germany	4.35
Norway	4.00
Belgium	4.00
Sweden	3.88

TOTAL	88.72%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® ENHANCED U.S. LARGE-CAP ETF

Performance as of July 31, 2014

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	14.00%	17.61%	14.00%	23.34%
Fund Market	14.03%	17.70%	14.03%	23.46%
Russell 1000 Index	17.06%	19.89%	17.06%	26.34%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 4/16/13. The first day of secondary market trading was 4/18/13.

The Russell 1000® Index is an unmanaged broad-based index that measures the performance of the large- and mid-capitalization sectors of the U.S. equity market.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (2/1/14)	Ending Account Value (7/31/14)	Expenses Paid During Period [a]	Beginning Account Value (2/1/14)	Ending Account Value (7/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,085.30	$0.93	$1,000.00	$1,023.90	$0.90	0.18%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

10	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® ENHANCED U.S. LARGE-CAP ETF

The iShares Enhanced U.S. Large-Cap ETF (the “Fund”) seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of U.S. large-capitalization issuers. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index. For the 12-month reporting period ended July 31, 2014, the total return for the Fund was 14.00%, net of fees.

The Fund delivered a strong return for the reporting period but trailed the broad Russell 1000 Index, which returned 17.06%. The Fund combines the investment characteristics, or factors, of quality, value, and size exposures based on BlackRock insights. Quality is defined as a company that exhibits positive fundamentals, including high cash earnings, low earnings variability and low debt-to-equity ratio, while value refers to companies with lower relative valuations based on measures such as price-to-earnings and price-to-book ratios. Size refers to relative market capitalization and the Fund attempts to have a lower relative market capitalization than a broad market capitalization weighted index such as the Russell 1000 Index.

The Fund’s position in quality stocks contributed positively to performance during the reporting period. The Fund’s exposure to value detracted from performance during the reporting period as the Russell 1000 Value Index returned 15.47%, trailing the 18.69% return of the Russell 1000 Growth Index.

The Fund’s exposure to size also limited performance during the reporting period, as smaller stocks trailed the performance of larger stocks. As an example, the Russell Midcap Index returned 16.36%, and the Russell 2000 Index, a measure of small-capitalization stock performance, returned 8.56% versus the Russell 1000 Index return of 17.06%.

The Fund was also positioned to have less volatility than the broad U.S. equity indexes, and this positioning had a negative impact on results. The MSCI USA Minimum Volatility Index returned 11.43% for the reporting period, trailing the broader U.S. equity indexes.

PORTFOLIO ALLOCATION

As of 7/31/14

Sector	Percentage of Total Investments*
Information Technology	16.75%
Financials	15.53
Health Care	13.87
Energy	13.81
Consumer Discretionary	11.00
Consumer Staples	10.53
Utilities	8.54
Industrials	7.94
Telecommunication Services	1.99
Materials	0.04

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 7/31/14

Security	Percentage of Total Investments*
Intel Corp.	2.69%
Western Digital Corp.	2.43
General Dynamics Corp.	2.42
Microsoft Corp.	2.40
O’Reilly Automotive Inc.	2.32
Archer-Daniels-Midland Co.	2.29
WellPoint Inc.	2.27
Reinsurance Group of America Inc.	2.25
EOG Resources Inc.	2.16
eBay Inc.	2.14

TOTAL	23.37%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® ENHANCED U.S. SMALL-CAP ETF

Performance as of July 31, 2014

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	7.43%	15.68%	7.43%	20.72%
Fund Market	7.28%	15.71%	7.28%	20.76%
Russell 2000 Index	8.56%	17.69%	8.56%	23.36%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 4/16/13. The first day of secondary market trading was 4/18/13.

The Russell 2000® Index is an unmanaged broad-based index that measures the performance of the small-capitalization sector of the U.S. equity market.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (2/1/14)	Ending Account Value (7/31/14)	Expenses Paid During Period [a]	Beginning Account Value (2/1/14)	Ending Account Value (7/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,004.40	$1.74	$1,000.00	$1,023.10	$1.76	0.35%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

12	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® ENHANCED U.S. SMALL-CAP ETF

The iShares Enhanced U.S. Small-Cap ETF (the “Fund”) seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of U.S. small-capitalization issuers. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index. For the 12-month reporting period ended July 31, 2014, the total return for the Fund was 7.43%, net of fees.

The Fund delivered a solid return for the reporting period but trailed the small-capitalization Russell 2000 Index, which returned 8.56%. The Fund combines the investment characteristics, or factors, of quality, value, and size exposures based on BlackRock insights. Quality is defined as a company that exhibits positive fundamentals, including high cash earnings, low earnings variability and low debt-to-equity ratio, while value refers to companies with lower relative valuations based on measures such as price-to-earnings and price-to-book ratios. Size refers to relative market capitalization and the Fund attempts to invest in stocks with lower relative market capitalizations.

The Fund’s exposure to quality had little effect on performance during the reporting period as small capitalization quality stocks performed in-line with the Russell 2000 index, while the Fund’s exposure to size added value during the reporting period.

The Fund’s exposure to value detracted modestly from performance during the reporting period as growth stocks performed relatively better, as shown by the Russell 2000 Value Index which returned 8.18%, trailing the 8.93% return of the Russell 2000 Growth Index.

The Fund was also positioned to have less volatility than the broad U.S. equity indexes, and this positioning had a negative impact on results. The Russell 2000 Defensive Index, which focuses on stocks with lower price and earnings volatility, returned 7.60% for the reporting period, underperforming the broad Russell 2000 Index.

PORTFOLIO ALLOCATION

As of 7/31/14

Sector	Percentage of Total Investments*
Financials	27.89%
Consumer Discretionary	18.21
Information Technology	16.58
Industrials	9.83
Consumer Staples	6.67
Utilities	6.53
Health Care	6.52
Energy	5.21
Telecommunication Services	1.29
Materials	1.27

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 7/31/14

Security	Percentage of Total Investments*
Cash America International Inc.	2.42%
Symetra Financial Corp.	2.41
Cirrus Logic Inc.	2.27
Unit Corp.	2.16
Children’s Place Inc. (The)	2.11
Fresh Market Inc. (The)	1.97
Buffalo Wild Wings Inc.	1.94
Bob Evans Farms Inc.	1.93
RPX Corp.	1.93
Manning & Napier Inc.	1.88

TOTAL	21.02%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on February 1, 2014 (or commencement of operations, as applicable) and held through July 31, 2014, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

14	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® ENHANCED INTERNATIONAL LARGE-CAP ETF

July 31, 2014

Security	Shares	Value
COMMON STOCKS — 99.50%

AUSTRALIA — 2.32%
ASX Ltd.	6,288	$211,565
Brambles Ltd.	5,940	52,076
CFS Retail Property Trust Group	9,312	18,787
Dexus Property Group	55,632	61,548
GPT Group (The)	4,644	17,572
Scentre Group[a]	8,394	26,533
Telstra Corp. Ltd.	27,108	138,361
Woodside Petroleum Ltd.	4,632	183,107

		709,549
AUSTRIA — 0.42%
OMV AG	3,228	129,831

		129,831
BELGIUM — 2.08%
Ageas	564	20,266
Belgacom SA	2,976	97,238
Colruyt SA	900	43,640
Delhaize Brothers and Co. “The Lion” (Delhaize Group) SA	2,796	182,619
Solvay SA	156	25,225
Telenet Group Holding NVa	2,052	109,795
Umicore SA	3,276	158,237

		637,020
CANADA — 14.86%
Agnico-Eagle Mines Ltd.	684	25,471
Agrium Inc.	1,236	112,854
Alimentation Couche-Tard Inc. Class B	720	19,735
Bank of Montreal	5,328	397,746
Bank of Nova Scotia	2,124	144,396
Baytex Energy Corp.	3,624	155,593
Canadian Imperial Bank of Commerce	5,964	554,463
Canadian Natural Resources Ltd.	11,916	520,248
Constellation Software Inc.	1,740	413,962
Crescent Point Energy Corp.	16,692	682,154
Empire Co. Ltd. Class A	1,248	88,397
Husky Energy Inc.	2,100	63,985
Intact Financial Corp.	300	20,040
Magna International Inc. Class A	1,452	156,170
Methanex Corp.	732	47,713
Metro Inc. Class A	504	32,912
National Bank of Canada	8,640	387,298
Open Text Corp.	492	27,405
Pacific Rubiales Energy Corp.	5,448	104,341

Security	Shares	Value
Peyto Exploration & Development Corp.	840	$28,279
Rogers Communications Inc. Class B	2,076	81,198
Shaw Communications Inc. Class B	2,112	51,837
Suncor Energy Inc.	8,688	357,288
Thomson Reuters Corp.	1,848	69,921

		4,543,406
DENMARK — 6.09%
A.P. Moeller-Maersk A/S Class B	228	531,555
Carlsberg A/S Class B	1,332	127,898
Danske Bank A/S	11,400	330,023
GN Store Nord A/S	23,184	592,520
Jyske Bank A/S Registered[a]	984	55,824
TDC A/S	18,012	182,163
Vestas Wind Systems A/Sa	912	41,231

		1,861,214
FINLAND — 4.01%
Elisa OYJ	2,076	59,526
Neste Oil OYJ[b]	8,844	163,299
Nokian Renkaat OYJ	12,624	438,657
UPM-Kymmene OYJ	34,620	566,050

		1,227,532
FRANCE — 5.22%
ALSTOM[a]	2,952	106,209
Casino Guichard-Perrachon SA	372	44,876
Danone SA	636	46,029
Eutelsat Communications SA	732	25,259
Iliad SA	108	29,768
Orange	7,260	114,138
Renault SA	1,128	94,133
SCOR SE	888	28,545
SES SA Class A FDR	12,312	452,196
STMicroelectronics NV	3,528	29,385
Total SA	9,708	624,656

		1,595,194
GERMANY — 9.10%
Deutsche Lufthansa AG Registered	23,820	423,090
Deutsche Telekom AG Registered	13,608	220,402
E.ON SE	4,608	87,119
Hannover Rueck SE Registered	2,604	222,498
KION Group AG	540	21,061
Merck KGaA	3,288	292,029
Muenchener Rueckversicherungs-Gesellschaft AG Registered	1,764	374,805

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® ENHANCED INTERNATIONAL LARGE-CAP ETF

July 31, 2014

Security	Shares	Value
ProSiebenSat.1 Media AG Registered	3,936	$165,706
RWE AG	7,764	312,218
Telefonica Deutschland Holding AGc	42,096	330,850
ThyssenKrupp AGa	5,580	158,019
Volkswagen AG	180	41,677
Wirecard AG	3,552	132,240

		2,781,714
ISRAEL — 0.21%
Bezeq The Israel Telecommunication Corp. Ltd.	34,380	64,193

		64,193
JAPAN — 17.04%
AEON Co. Ltd.	6,000	67,856
Aisin Seiki Co. Ltd.	1,200	47,143
Aozora Bank Ltd.	36,000	123,227
Asahi Group Holdings Ltd.	1,200	36,583
Canon Inc.	3,600	118,746
Chubu Electric Power Co. Inc.[a]	2,400	28,169
Daihatsu Motor Co. Ltd.	2,400	43,013
GungHo Online Entertainment Inc.[b]	18,000	102,572
Hoya Corp.	1,200	39,337
ITOCHU Corp.	4,800	61,963
Japan Airlines Co. Ltd.	9,600	534,915
JFE Holdings Inc.	2,400	51,041
JX Holdings Inc.	18,000	93,558
Kuraray Co. Ltd.	2,400	31,857
Marubeni Corp.	36,000	256,010
Mitsubishi Corp.	2,400	51,018
Mitsubishi UFJ Financial Group Inc.	28,800	172,405
Mitsui & Co. Ltd.	16,800	272,172
Mizuho Financial Group Inc.	174,000	340,944
Nexon Co. Ltd.	4,800	46,677
Nippon Telegraph and Telephone Corp.	4,800	320,202
NTT DOCOMO Inc.	36,000	638,537
Rakuten Inc.	3,600	47,925
Resona Holdings Inc.	51,600	290,327
Sekisui House Ltd.	2,400	31,799
Sharp Corp.[a]	36,000	114,125
Showa Shell Sekiyu K.K.	8,400	95,489
Sumitomo Corp.	14,400	191,911
Sumitomo Mitsui Financial Group Inc.	7,200	298,264
Sumitomo Rubber Industries Inc.	1,200	17,574
Suntory Beverage & Food Ltd.	1,200	45,276
Tokyo Electric Power Co. Inc.[a]	24,000	94,520
Tokyo Electron Ltd.	1,200	78,650

Security	Shares	Value
Tokyo Gas Co. Ltd.	36,000	$207,455
West Japan Railway Co.	4,800	219,287

		5,210,547
NETHERLANDS — 1.60%
AEGON NV	37,116	302,337
Corio NV	418	22,218
Delta Lloyd NV	1,656	38,255
Heineken Holding NV	732	46,659
Koninklijke Ahold NV	2,603	45,468
TNT Express NV	4,368	35,242

		490,179
NEW ZEALAND — 0.19%
Telecom Corp. of New Zealand Ltd.	23,712	57,157

		57,157
NORWAY — 4.44%
Orkla ASA	44,256	402,292
Statoil ASA	18,000	514,731
Yara International ASA	9,660	441,890

		1,358,913
PORTUGAL — 0.21%
Energias de Portugal SA	13,704	64,231

		64,231
SINGAPORE — 0.18%
Noble Group Ltd.	48,000	54,622

		54,622
SPAIN — 0.98%
Acerinox SA	3,948	65,661
Gas Natural SDG SA	864	26,537
Repsol SA	8,280	206,284

		298,482
SWEDEN — 3.50%
Boliden AB	22,800	370,758
Electrolux AB Class B	3,036	75,571
Hakon Invest AB	19,344	602,509
Nordea Bank AB	1,536	20,640

		1,069,478
SWITZERLAND — 12.66%
Actelion Ltd. Registered[a]	5,208	629,451
Baloise Holding AG Registered	1,356	163,740
Banque Cantonale Vaudoise Registered	72	38,403
Clariant AG Registered[a]	11,424	213,329
Credit Suisse Group AG Registered[a]	8,280	225,280
Helvetia Holding AG Registered	120	58,595

16	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® ENHANCED INTERNATIONAL LARGE-CAP ETF

July 31, 2014

Security	Shares	Value
Holcim Ltd. Registered[a]	468	$37,520
PSP Swiss Property AG Registered[a]	252	22,323
Swiss Life Holding AG Registered[a]	1,848	428,619
Swiss Prime Site AG Registered[a]	384	30,490
Swiss Re AGa	6,876	585,666
Swisscom AG Registered	1,032	573,144
Transocean Ltd.[a]	7,248	292,614
Zurich Insurance Group AGa	1,968	572,891

		3,872,065
UNITED KINGDOM — 14.39%
3i Group PLC	15,372	97,971
Amlin PLC	4,632	35,676
AstraZeneca PLC	5,916	433,928
BP PLC	39,924	326,234
British Sky Broadcasting Group PLC	3,108	46,123
BT Group PLC	13,596	89,177
Centrica PLC	108,648	566,800
Imperial Tobacco Group PLC	3,996	173,451
Investec PLC	2,820	24,495
J Sainsbury PLC	26,424	139,590
Marks & Spencer Group PLC	10,212	74,170
Old Mutual PLC	17,208	56,884
Rentokil Initial PLC	82,608	165,269
Rolls-Royce Holdings PLC[a]	36,132	634,417
Royal Dutch Shell PLC Class A	4,212	173,582
RSA Insurance Group PLC	15,732	121,832
Shire PLC	8,376	691,646
SSE PLC	12,432	305,809
Stagecoach Group PLC	6,552	39,347
Vedanta Resources PLC	1,272	22,570
Wm Morrison Supermarkets PLC	63,024	179,396

		4,398,367

TOTAL COMMON STOCKS
(Cost: $29,815,414)		30,423,694

PREFERRED STOCKS — 0.13%

GERMANY — 0.13%
Bayerische Motoren Werke AG	432	41,051

		41,051

TOTAL PREFERRED STOCKS
(Cost: $41,198)		41,051

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.90%

MONEY MARKET FUNDS — 0.90%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	243,137	$243,137
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	15,166	15,166
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	15,227	15,227

		273,530

TOTAL SHORT-TERM INVESTMENTS
(Cost: $273,530)		273,530

TOTAL INVESTMENTS IN SECURITIES — 100.53%
(Cost: $30,130,142)		30,738,275
Other Assets, Less Liabilities — (0.53)%		(162,780)

NET ASSETS — 100.00%		$30,575,495

FDR  —  Fiduciary Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments

iSHARES® ENHANCED INTERNATIONAL SMALL-CAP ETF

July 31, 2014

Security	Shares	Value
COMMON STOCKS — 99.40%

AUSTRALIA — 6.56%
Acrux Ltd.	4,720	$8,052
Arrium Ltd.	40,964	31,419
Atlas Iron Ltd.	17,516	10,422
Ausdrill Ltd.	15,256	15,460
BC Iron Ltd.	12,320	38,714
BWP Trust	7,872	18,736
Cabcharge Australia Ltd.	4,752	20,411
Charter Hall Group	2,844	11,475
Credit Corp. Group Ltd.	3,048	25,022
CSR Ltd.	3,628	12,750
David Jones Ltd.	5,850	21,701
Evolution Mining Ltd.	12,984	9,416
Goodman Fielder Ltd.	30,272	18,012
Hills Ltd.	20,628	35,000
iiNET Ltd.	2,484	17,621
Investa Office Fund	4,904	16,276
Iress Ltd.	1,160	9,447
M2 Group Ltd.	6,492	36,696
MACA Ltd.	26,252	50,033
McMillan Shakespeare Ltd.	2,148	18,971
Medusa Mining Ltd.[a]	8,228	12,737
Mount Gibson Iron Ltd.	10,828	7,399
Myer Holdings Ltd.	16,344	34,645
NRW Holdings Ltd.	15,720	15,784
OZ Minerals Ltd.	2,844	12,295
RCR Tomlinson Ltd.	3,724	10,179
Reject Shop Ltd. (The)[b]	1,040	9,340
Resolute Mining Ltd.[a]	22,100	12,328
Roc Oil Co. Ltd.[a]	51,472	29,669
SMS Management & Technology Ltd.	2,620	10,011
Sundance Energy Australia Ltd.[a]	32,592	41,512
Tassal Group Ltd.	3,076	11,468
Thorn Group Ltd.	2,380	5,045
Tiger Resources Ltd.[a]	32,668	9,871

		647,917
AUSTRIA — 0.28%
Austria Technologie & Systemtechnik AG	1,480	17,101
S IMMO AG	1,360	10,827

		27,928
BELGIUM — 3.97%
Ablynx NVa	816	9,608
Agfa-Gevaert NVa	10,500	31,343

Security	Shares	Value
Arseus NV	1,016	$54,750
Barco NV	188	13,835
Bekaert NV	304	11,363
Compagnie d’Entreprises CFE SA	560	55,012
Econocom Group SA	880	8,013
Elia System Operator SA	296	14,396
Galapagos NVa,b	1,104	21,611
GIMV NV	156	7,637
Intervest Offices & Warehouses NV	208	6,152
Mobistar SAa	7,432	147,917
Tessenderlo Chemie NVa	368	10,653

		392,290
CANADA — 7.18%
AG Growth International Inc.	264	11,827
Alaris Royalty Corp.	480	13,928
Alliance Grain Traders Inc.	568	10,910
Allied Properties Real Estate Investment Trust	392	12,588
Artis Real Estate Investment Trust	824	11,770
Black Diamond Group Ltd.	368	9,908
BRP Inc.[a]	2,564	61,306
Calloway Real Estate Investment Trust	1,208	29,128
Canadian Apartment Properties Real Estate Investment Trust	1,168	24,676
Capstone Infrastructure Corp.	2,940	11,991
Cineplex Inc.	184	6,588
Cogeco Cable Inc.	1,528	85,085
DirectCash Payments Inc.	648	8,672
Granite Real Estate Investment Trust	864	32,150
Laurentian Bank of Canada	3,980	188,462
Mainstreet Equity Corp.[a]	292	10,890
Manitoba Telecom Services Inc.	236	6,803
Norbord Inc.	624	13,006
NorthWest Healthcare Properties Real Estate Investment Trust	1,072	9,739
Premium Brands Holdings Corp.	872	17,878
ShawCor Ltd.	1,804	91,455
Total Energy Services Inc.	536	10,709
Transcontinental Inc. Class A	856	10,937
TransForce Inc.	504	12,764
Yellow Media Ltd.[a]	368	5,993

		709,163
DENMARK — 6.61%
Alm. Brand A/Sa	2,780	14,270
Auriga Industries A/S Class Ba	752	40,490

18	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® ENHANCED INTERNATIONAL SMALL-CAP ETF

July 31, 2014

Security	Shares	Value
DFDS A/S	812	$65,216
IC Companys A/S	768	24,535
Matas A/S	3,220	81,774
Royal Unibrew A/Sa	512	74,983
Schouw & Co. A/S	2,112	97,795
Sydbank A/Sa	7,364	201,685
Topdanmark A/Sa	1,688	52,138

		652,886
FINLAND — 1.61%
Citycon OYJ	1,860	6,844
HKScan OYJ Class A	3,728	18,755
PKC Group OYJ	328	9,084
Sanoma OYJ	4,144	32,520
Tieto OYJ	3,440	91,594

		158,797
FRANCE — 3.16%
Assystem	328	9,414
Belvedere SAa	2,212	24,950
Cegedim SAa	272	9,524
Cegid Group	264	10,646
Compagnie des Alpes[a]	604	12,850
Euro Disney SCA Registered[a]	928	4,607
Groupe Steria SCA	1,080	29,985
Interparfums SA	1,132	36,730
Jacquet Metal Service SA	472	9,757
Montupet	176	10,950
MPI	9,568	54,152
Seche Environnement SA	192	5,970
Soitec SAa,b	4,312	13,097
Solocal Group[a]	6,168	5,034
Tessi SA	40	5,325
Ubisoft Entertainment SAa	4,128	69,179

		312,170
GERMANY — 4.32%
Alstria Office REIT AG	4,088	54,085
Amadeus Fire AG	112	7,999
Balda AG	3,816	14,868
Bauer AGa	536	11,658
CANCOM SE	216	10,088
CENTROTEC Sustainable AG	616	13,196
CropEnergies AG	1,344	7,912
Deutsche Beteiligungs AG	572	16,799
DIC Asset AG	1,408	13,348
Draegerwerk AG & Co. KGaA	128	10,154
Gerresheimer AG	1,096	75,815

Security	Shares	Value
Gesco AG	120	$11,742
Indus Holding AG	440	23,166
Init Innovation in Traffic Systems AG	296	7,654
OHB AG	588	16,915
Pfeiffer Vacuum Technology AG	312	31,017
TAG Immobilien AG	6,196	75,607
VTG AG	596	12,269
Wacker Neuson SE	584	12,834

		427,126
HONG KONG — 0.20%
SmarTone Telecommunications Holding Ltd.	8,000	11,623
United Photovoltaics Group Ltd.[a,b]	64,000	8,589

		20,212
ISRAEL — 0.11%
Ituran Location and Control Ltd.	456	10,667

		10,667
ITALY — 0.31%
Banca IFIS SpA	560	10,303
Banca Profilo SpA	21,308	10,323
Juventus Football Club SpA[a]	32,132	9,759

		30,385
JAPAN — 26.84%
Accordia Golf Co. Ltd.	800	10,059
Achilles Corp.	8,000	11,358
Aderans Co. Ltd.	800	11,848
Aeon Fantasy Co. Ltd.[b]	2,000	27,189
Aichi Corp.	2,400	11,179
AIFUL Corp.[a]	3,200	17,457
Alpen Co. Ltd.	800	13,420
Aoki Holdings Inc.	800	10,557
Arc Land Sakamoto Co. Ltd.	800	17,784
Asahi Co. Ltd.	800	10,798
Asahi Diamond Industrial Co. Ltd.	800	11,770
Avex Group Holdings Inc.	800	13,832
Axell Corp.	800	12,657
Capcom Co. Ltd.	1,600	29,422
Cawachi Ltd.	800	14,524
CKD Corp.	800	7,250
Coca-Cola West Co. Ltd.	800	13,396
cocokara fine Inc.	800	22,039
Comforia Residential REIT Inc.	32	58,688
Cosmo Oil Co. Ltd.	8,000	16,181
Dai-ichi Seiko Co. Ltd.	800	13,599
Daikoku Denki Co. Ltd.	1,200	20,783

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® ENHANCED INTERNATIONAL SMALL-CAP ETF

July 31, 2014

Security	Shares	Value
Daikyo Inc.	20,000	$42,593
Denki Kagaku Kogyo K.K.	8,000	30,184
Doshisha Co. Ltd.	800	14,843
Duskin Co. Ltd.	800	14,719
Dydo Drinco Inc.	800	35,513
EDION Corp.	1,600	10,673
Endo Lighting Corp.	800	11,024
Financial Products Group Co. Ltd.	1,200	11,179
Foster Electric Co. Ltd.	3,200	42,476
France Bed Holdings Co. Ltd.	8,000	14,703
Fuji Oil Co. Ltd.[b]	3,200	11,047
Fuji Oil Co. Ltd. New	800	12,813
Fuji Soft Inc.	800	17,908
Fujibo Holdings Inc.	8,000	22,249
GCA Savvian Group Corp.	2,000	16,726
Geo Holdings Corp.	8,400	71,637
Godo Steel Ltd.	8,000	13,303
Hakuto Co. Ltd.	800	8,285
Heiwa Corp.	800	18,997
Heiwado Co. Ltd.	800	13,210
Hitachi Koki Co. Ltd.	1,600	13,614
Hokuetsu Bank Ltd. (The)	4,000	8,207
Hokuetsu Kishu Paper Co. Ltd.	4,000	17,776
Hokuto Corp.	800	15,263
Honeys Co. Ltd.	880	9,054
Hoosiers Holdings Co. Ltd.	1,600	7,577
Hosiden Corp.	2,400	14,540
Ines Corp.	3,200	25,361
IT Holdings Corp.	800	14,797
IwaiCosmo Holdings Inc.	800	8,176
J-Oil Mills Inc.	4,000	12,797
Japan Hotel REIT Investment Corp.	24	13,303
Japan Petroleum Exploration Co. Ltd.	800	30,495
Japan Rental Housing Investments Inc.	16	11,778
Juki Corp.[a]	8,000	18,671
JVC Kenwood Corp.[a]	4,800	11,016
Kamei Corp.	800	6,052
Kanematsu Corp.	8,000	14,470
Kasumi Co. Ltd.	1,600	12,494
Keiyo Co. Ltd.	2,400	11,506
Kenedix Residential Investment Corp.	16	37,341
KEY Coffee Inc.	800	12,766
Kinugawa Rubber Industrial Co. Ltd.	8,000	43,176
Koei Tecmo Holdings Co. Ltd.	800	11,809
Kohnan Shoji Co. Ltd.	14,800	153,275

Security	Shares	Value
Kura Corp.	400	$10,701
Maruha Nichiro Corp.	800	12,696
Megachips Corp.	3,200	45,152
Mimasu Semiconductor Industry Co. Ltd.	800	7,204
Ministop Co. Ltd.	800	12,719
Mitsubishi Steel Manufacturing Co. Ltd.	8,000	17,815
Mitsui Matsushima Co. Ltd.	8,000	10,658
Mitsui Mining & Smelting Co. Ltd.	8,000	24,039
Monex Group Inc.	2,400	7,842
Morinaga & Co. Ltd.	8,000	17,037
Morinaga Milk Industry Co. Ltd.	8,000	28,940
Musashi Seimitsu Industry Co. Ltd.	800	19,822
NEC Capital Solutions Ltd.	400	8,390
Net One Systems Co. Ltd.	1,600	10,627
Nichi-Iko Pharmaceutical Co. Ltd.	800	11,708
Nichii Gakkan Co.	800	6,854
Nippon Chemi-Con Corp.[a]	8,000	21,082
Nippon Coke & Engineering Co. Ltd.	12,800	14,563
Nippon Denko Co. Ltd.	4,000	12,797
Nippon Konpo Unyu Soko Co. Ltd.	800	13,871
Nippon Signal Co. Ltd. (The)	800	7,569
Nipro Corp.	800	6,908
Nissha Printing Co. Ltd.	800	11,755
Nisshin OilliO Group Ltd. (The)	8,000	27,073
Odelic Co. Ltd.[b]	1,200	33,829
Oki Electric Industry Co. Ltd.	16,000	35,941
Okinawa Electric Power Co. Inc. (The)	800	25,828
Pacific Industrial Co. Ltd.	1,600	11,918
Press Kogyo Co. Ltd.	4,000	15,442
Prima Meat Packers Ltd.	8,000	20,927
Riso Kagaku Corp.	800	23,611
Ryoyo Electro Corp.	800	8,962
Saizeriya Co. Ltd.	1,600	21,596
Sanshin Electronics Co. Ltd.	1,600	13,038
Sanyo Shokai Ltd.	8,000	18,437
Sapporo Holdings Ltd.	8,000	34,774
Senshu Ikeda Holdings Inc.	6,400	32,798
Shima Seiki Manufacturing Ltd.	800	15,481
Shimachu Co. Ltd.	800	18,671
Shinko Electric Industries Co. Ltd.	8,000	72,038
Showa Corp.	800	9,001
SKY Perfect JSAT Holdings Inc.	1,600	9,600
Sodick Co. Ltd.	2,400	16,827

20	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® ENHANCED INTERNATIONAL SMALL-CAP ETF

July 31, 2014

Security	Shares	Value
Stella Chemifa Corp.	1,200	$16,349
Systena Corp.	800	6,052
Tachi-S Co. Ltd.	800	13,575
Taiho Kogyo Co. Ltd.	800	8,853
Taikisha Ltd.	800	18,694
Tama Home Co. Ltd.[b]	4,000	26,061
Tamron Co. Ltd.	800	18,002
Tatsuta Electric Wire and Cable Co. Ltd.	1,600	9,366
TOKAI Holdings Corp.	3,200	13,599
Tokai Rika Co. Ltd.	800	16,866
TOKO Inc.	8,000	22,794
Tokyo Seimitsu Co. Ltd.	800	14,314
Tokyo Tomin Bank Ltd. (The)	800	9,553
Tomy Co. Ltd.	2,400	12,533
TOPY Industries Ltd.	8,000	16,726
Toridoll Corp.	800	6,721
Towa Bank Ltd. (The)	44,000	43,643
Toyo Tire & Rubber Co. Ltd.	4,000	73,516
TPR Co. Ltd.	800	18,966
UKC Holdings Corp.	1,200	18,892
Unipres Corp.	800	17,473
ValueCommerce Co. Ltd.	800	6,667
Warabeya Nichiyo Co. Ltd.	800	16,103
Watami Co. Ltd.	800	10,852
Yachiyo Bank Ltd. (The)	800	25,672
Yahagi Construction Co. Ltd.	800	6,161
Yellow Hat Ltd.	800	17,667
Yokohama Reito Co. Ltd.	1,600	13,567

		2,650,964
NETHERLANDS — 1.16%
Amsterdam Commodities NV	584	13,284
BE Semiconductor Industries NV	1,352	22,558
Corbion NV	368	7,014
Eurocommercial Properties NV	904	45,152
Kendrion NV	152	4,739
Koninklijke Wessanen NV	3,724	21,675

		114,422
NORWAY — 3.97%
Atea ASA	2,412	28,436
Bakkafrost P/F	680	13,280
BW Offshore Ltd.	20,032	26,558
Deep Sea Supply PLC[a]	5,220	8,098
Dolphin Group ASA[a]	56,616	50,251
Electromagnetic GeoServices ASa	22,024	19,583

Security	Shares	Value
Fred Olsen Energy ASA	6,340	$143,852
Kvaerner ASA	16,872	29,468
Norwegian Air Shuttle ASa,b	1,140	34,573
Polarcus Ltd.[a]	64,348	33,512
Songa Offshore SEa	11,516	4,681

		392,292
PORTUGAL — 0.18%
BANIF – Banco Internacional do Funchal SAa	1,075,916	12,956
Mota-Engil SGPS SA	729	4,557

		17,513
SINGAPORE — 3.70%
AIMS AMP Capital Industrial REIT	24,000	28,753
Blumont Group Ltd.[a]	216,000	8,482
Cambridge Industrial Trust	96,000	55,006
Charisma Energy Services Ltd.[a]	256,000	10,258
Chip Eng Seng Corp. Ltd.	20,000	13,303
CSE Global Ltd.	136,000	79,016
Far East Hospitality Trust	16,000	11,219
First REIT	12,000	11,732
Frasers Centrepoint Trust	16,000	24,875
Ho Bee Land Ltd.	8,000	14,425
Hong Fok Corp. Ltd.	8,000	6,828
k1 Ventures Ltd.	56,000	9,200
Perennial China Retail Trust	24,000	10,482
Rotary Engineering Ltd.	76,000	45,374
Swiber Holdings Ltd.[b]	56,000	23,560
Wing Tai Holdings Ltd.	8,000	12,662

		365,175
SPAIN — 0.51%
Duro Felguera SA	4,072	25,498
Viscofan SA	456	25,559

		51,057
SWEDEN — 3.86%
Bure Equity AB	2,040	8,803
Fastighets AB Balder Class Ba	684	8,691
Gunnebo AB	4,416	26,154
Haldex AB	960	12,650
HIQ International AB	1,632	8,767
Industrial & Financial Systems Class B	368	12,043
Klovern AB	6,532	32,537
Kungsleden AB	9,548	67,055
Loomis AB Class B	568	16,902
Nolato AB	424	10,376

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® ENHANCED INTERNATIONAL SMALL-CAP ETF

July 31, 2014

Security	Shares	Value
Oriflame Cosmetics SA SDR[b]	4,516	$97,828
Peab AB	3,252	22,942
Tethys Oil ABa	2,460	27,250
Wihlborgs Fastigheter AB	1,560	29,027

		381,025
SWITZERLAND — 8.48%
Autoneum Holding AG	412	70,683
BKW AG	688	24,401
Bossard Holding AG	96	11,202
EFG International AG	952	11,359
Emmi AG	104	35,885
Forbo Holding AG Registered	132	128,981
GAM Holding AG	3,372	61,188
Gategroup Holding AG	312	7,909
Implenia AG Registered	668	39,339
Intershop Holdings AG Bearer	60	23,293
Komax Holding AG Registered	380	58,507
Kudelski SA Bearer	2,092	35,660
LEM Holding SA Registered	8	6,713
Leonteq AG	72	14,403
Micronas Semiconductor Holding AG Registered	1,420	11,650
Mobilezone Holding AG Bearer[a]	5,836	65,144
Rieter Holding AG Registered	104	24,156
Schweizerische National-Versicherungs-Gesellschaft AG Registered	536	47,717
Siegfried Holding AG Registered	184	32,134
St Galler Kantonalbank AG Registered	64	24,353
Swisslog Holding AG Registered[a]	17,088	21,235
Swissquote Group Holding SA Registered	240	7,918
Temenos Group AG Registered	780	27,964
U-Blox AG	168	21,838
Vetropack Holding AG Bearer	4	6,972
Vontobel Holding AG Registered	468	16,779

		837,383
UNITED KINGDOM — 16.39%
African Minerals Ltd.[a,b]	14,556	17,141
Awilco Drilling PLC	216	5,367
Bank of Georgia Holdings PLC	280	11,511
Beazley PLC	9,032	37,268
Berendsen PLC	3,468	61,302
Big Yellow Group PLC	1,096	9,280

Security	Shares	Value
Cape PLC	3,612	$17,319
Carillion PLC	1,640	9,256
Centamin PLC[a]	46,192	56,267
Chesnara PLC	1,712	8,960
COLT Group SAa	6,788	16,617
CSR PLC	872	7,781
Dairy Crest Group PLC	4,720	33,445
Dart Group PLC	10,448	36,866
De La Rue PLC	1,216	14,987
Debenhams PLC	119,308	133,043
Devro PLC	1,948	8,386
EnQuest PLC[a]	43,892	100,261
Fenner PLC	1,432	8,244
FirstGroup PLC[a]	11,616	24,808
Globo PLC[a,b]	38,752	31,568
Go-Ahead Group PLC (The)	288	10,721
Greencore Group PLC	2,436	10,870
Greggs PLC	2,844	25,136
Halfords Group PLC	1,328	10,762
Hargreaves Services PLC	3,752	50,391
Imagination Technologies Group PLC[a,b]	3,252	9,778
Innovation Group PLC	41,680	21,814
Intermediate Capital Group PLC	1,488	10,122
Interserve PLC	1,056	11,348
IQE PLC[a]	74,508	23,900
Kcom Group PLC	6,044	10,255
Laird PLC	1,848	9,020
Lancashire Holdings Ltd.	12,328	127,482
LondonMetric Property PLC	6,284	14,959
Mitie Group PLC	13,780	70,958
Moneysupermarket.com Group PLC	3,388	10,622
Morgan Advanced Materials PLC	1,808	9,585
Northgate PLC	20,548	171,027
Optimal Payments PLC[a]	6,756	51,670
Pace PLC	13,348	72,091
Paragon Group of Companies PLC (The)	2,812	16,365
Premier Farnell PLC	4,576	13,968
QinetiQ Group PLC	4,088	14,273
Restaurant Group PLC (The)	944	9,817
Salamander Energy PLC[a]	8,512	16,203
Shanks Group PLC	7,532	13,702
SOCO International PLC	1,792	13,009
Speedy Hire PLC	9,524	8,482
Spirent Communications PLC	5,756	10,000

22	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® ENHANCED INTERNATIONAL SMALL-CAP ETF

July 31, 2014

Security	Shares	Value
Stobart Group Ltd.	4,176	$8,883
Synergy Health PLC	1,384	31,801
Tipp24 SE	136	6,605
Trinity Mirror PLC[a]	6,100	20,391
TT electronics PLC	9,080	28,360
Vesuvius PLC	1,384	10,872
Xchanging PLC	4,696	13,974

		1,618,893

TOTAL COMMON STOCKS
(Cost: $9,855,354)		9,818,265

RIGHTS — 0.01%

SWITZERLAND — 0.01%
Leonteq AGa	72	618

		618

TOTAL RIGHTS
(Cost: $0)		618

SHORT-TERM INVESTMENTS — 3.33%

MONEY MARKET FUNDS — 3.33%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	278,051	278,051
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	17,343	17,343
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	34,303	34,303

		329,697

TOTAL SHORT-TERM INVESTMENTS
(Cost: $329,697)		329,697

TOTAL INVESTMENTS IN SECURITIES — 102.74%
(Cost: $10,185,051)		10,148,580
Other Assets, Less Liabilities — (2.74)%		(270,865)

NET ASSETS — 100.00%		$9,877,715

SDR — Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments

iSHARES® ENHANCED U.S. LARGE-CAP ETF

July 31, 2014

Security	Shares	Value
COMMON STOCKS — 99.73%

AEROSPACE & DEFENSE — 2.67%
General Dynamics Corp.	11,791	$1,376,835
L-3 Communications Holdings Inc.	1,406	147,574

		1,524,409
AIR FREIGHT & LOGISTICS — 3.63%
FedEx Corp.	6,795	998,050
United Parcel Service Inc. Class B	11,050	1,072,844

		2,070,894
AIRLINES — 1.37%
Allegiant Travel Co.	6,614	778,865

		778,865
BEVERAGES — 0.32%
Molson Coors Brewing Co. Class B NVS	573	38,695
PepsiCo Inc.	1,641	144,572

		183,267
CHEMICALS — 0.04%
Sigma-Aldrich Corp.	198	19,883

		19,883
COMMERCIAL BANKS — 0.48%
BOK Financial Corp.	494	32,723
Cullen/Frost Bankers Inc.	1,824	142,217
First Citizens BancShares Inc. Class A	266	59,145
Prosperity Bancshares Inc.	186	10,812
Trustmark Corp.	1,322	30,446

		275,343
COMMERCIAL SERVICES & SUPPLIES — 0.06%
Brady Corp. Class A	865	22,620
UniFirst Corp.	115	11,179

		33,799
COMMUNICATIONS EQUIPMENT — 0.02%
Brocade Communications Systems Inc.	1,406	12,949

		12,949
COMPUTERS & PERIPHERALS — 3.05%
EMC Corp.	12,084	354,061
Western Digital Corp.	13,872	1,384,842

		1,738,903
CONSUMER FINANCE — 1.65%
Cash America International Inc.	21,166	939,559

		939,559

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 0.37%
CBOE Holdings Inc.	4,329	$209,827

		209,827
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.98%
AT&T Inc.	31,724	1,129,057

		1,129,057
ELECTRIC UTILITIES — 2.03%
ALLETE Inc.	648	30,404
Duke Energy Corp.	2,195	158,325
Great Plains Energy Inc.	2,774	68,767
IDACORP Inc.	498	26,668
Northeast Utilities	995	43,681
Pinnacle West Capital Corp.	14,830	793,257
Portland General Electric Co.	1,091	34,836

		1,155,938
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.50%
AVX Corp.	4,712	64,083
Dolby Laboratories Inc. Class Aa	1,710	76,334
Tech Data Corp.[a]	2,310	145,045

		285,462
ENERGY EQUIPMENT & SERVICES — 1.42%
Patterson-UTI Energy Inc.	7,410	254,533
RPC Inc.	7,182	161,595
Unit Corp.[a]	6,234	394,924

		811,052
FOOD & STAPLES RETAILING — 2.31%
Costco Wholesale Corp.	680	79,927
CVS Caremark Corp.	1,482	113,166
Fresh Market Inc. (The)[a,b]	490	14,666
Wal-Mart Stores Inc.	15,083	1,109,807

		1,317,566
FOOD PRODUCTS — 5.83%
Archer-Daniels-Midland Co.	28,116	1,304,582
Bunge Ltd.	7,553	595,479
Fresh Del Monte Produce Inc.[b]	3,078	92,155
Hershey Co. (The)	10,138	893,665
Hormel Foods Corp.	2,474	111,973
Ingredion Inc.	306	22,531
J.M. Smucker Co. (The)	2,681	267,135
Lancaster Colony Corp.	430	37,560

		3,325,080

24	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® ENHANCED U.S. LARGE-CAP ETF

July 31, 2014

Security	Shares	Value
GAS UTILITIES — 0.50%
AGL Resources Inc.	721	$37,233
Atmos Energy Corp.	4,057	196,034
New Jersey Resources Corp.	748	38,208
Piedmont Natural Gas Co.	315	10,927

		282,402
HEALTH CARE EQUIPMENT & SUPPLIES — 5.13%
Abbott Laboratories	25,650	1,080,378
Becton, Dickinson and Co.	2,597	301,875
C.R. Bard Inc.	5,569	831,062
Medtronic Inc.	2,471	152,559
Stryker Corp.	6,106	487,076
Thoratec Corp.[a]	2,242	72,865

		2,925,815
HEALTH CARE PROVIDERS & SERVICES — 2.94%
Aetna Inc.	823	63,807
Cardinal Health Inc.	952	68,211
Chemed Corp.[b]	1,098	111,831
Henry Schein Inc.[a,b]	553	64,286
Humana Inc.	318	37,413
McKesson Corp.	196	37,605
WellPoint Inc.	11,754	1,290,707

		1,673,860
HOTELS, RESTAURANTS & LEISURE — 2.58%
Buffalo Wild Wings Inc.[a]	5,499	799,115
Carnival Corp.	8,246	298,670
Cheesecake Factory Inc. (The)	1,828	78,385
Chipotle Mexican Grill Inc.[a]	39	26,228
McDonald’s Corp.	1,490	140,894
Panera Bread Co. Class Aa,b	297	43,748
Starbucks Corp.	982	76,282
Yum! Brands Inc.	146	10,132

		1,473,454
HOUSEHOLD PRODUCTS — 2.04%
Kimberly-Clark Corp.	9,268	962,667
Procter & Gamble Co. (The)	2,619	202,501

		1,165,168
INSURANCE — 12.62%
ACE Ltd.	10,361	1,037,136
Aflac Inc.	18,429	1,100,948
Allied World Assurance Co. Holdings Ltd.	19,596	705,652
American Financial Group Inc.	2,980	166,850
Aspen Insurance Holdings Ltd.	2,166	86,662
Assurant Inc.	2,200	139,392

Security	Shares	Value
Axis Capital Holdings Ltd.	15,542	$670,637
Endurance Specialty Holdings Ltd.	1,938	102,501
Everest Re Group Ltd.	1,834	285,939
HCC Insurance Holdings Inc.	4,788	223,504
PartnerRe Ltd.	4,182	436,433
Reinsurance Group of America Inc.	15,960	1,280,950
RenaissanceRe Holdings Ltd.	452	44,210
Symetra Financial Corp.	11,235	256,158
Torchmark Corp.	6,584	347,240
Validus Holdings Ltd.	8,507	310,761

		7,194,973
INTERNET & CATALOG RETAIL — 1.18%
Amazon.com Inc.[a]	2,153	673,867

		673,867
INTERNET SOFTWARE & SERVICES — 5.33%
Akamai Technologies Inc.[a]	1,292	76,254
eBay Inc.[a]	23,053	1,217,198
Google Inc. Class Aa	1,054	610,846
Google Inc. Class Ca	1,990	1,137,484

		3,041,782
IT SERVICES — 1.44%
Amdocs Ltd.	7,745	351,158
Automatic Data Processing Inc.	1,544	125,543
Total System Services Inc.	10,830	346,560

		823,261
MEDIA — 0.06%
Madison Square Garden Inc. Class Aa	536	31,806

		31,806
MULTI-UTILITIES — 6.00%
Alliant Energy Corp.	3,002	169,613
Avista Corp.	1,134	35,188
Consolidated Edison Inc.	15,086	846,174
DTE Energy Co.	15,209	1,122,728
NorthWestern Corp.	714	33,001
PG&E Corp.	20,783	928,377
Public Service Enterprise Group Inc.	8,094	284,666

		3,419,747
MULTILINE RETAIL — 0.80%
Kohl’s Corp.	1,261	67,514
Target Corp.	6,527	388,944

		456,458
OIL, GAS & CONSUMABLE FUELS — 12.35%
Apache Corp.	11,472	1,177,715
Chevron Corp.	9,286	1,200,123

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® ENHANCED U.S. LARGE-CAP ETF

July 31, 2014

Security	Shares	Value
EOG Resources Inc.	11,234	$1,229,449
Exxon Mobil Corp.	11,952	1,182,531
Murphy Oil Corp.	17,665	1,097,526
Occidental Petroleum Corp.	11,817	1,154,639

		7,041,983
PHARMACEUTICALS — 5.77%
Johnson & Johnson	11,921	1,193,173
Merck & Co. Inc.	20,634	1,170,773
Pfizer Inc.	32,300	927,010

		3,290,956
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.37%
Invesco Mortgage Capital Inc.	12,583	213,659

		213,659
ROAD & RAIL — 0.19%
Werner Enterprises Inc.	4,294	105,547

		105,547
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.56%
Broadcom Corp. Class A	12,050	461,033
Intel Corp.	45,099	1,528,405
Maxim Integrated Products Inc.	1,444	42,324

		2,031,762
SOFTWARE — 2.80%
FactSet Research Systems Inc.	258	30,993
Intuit Inc.	1,637	134,185
Microsoft Corp.	31,580	1,362,993
Synopsys Inc.[a]	375	14,164
VMware Inc. Class Aa,b	527	52,363

		1,594,698
SPECIALTY RETAIL — 6.29%
Bed Bath & Beyond Inc.[a]	471	29,809
GameStop Corp. Class Ab	21,207	890,058
O’Reilly Automotive Inc.[a]	8,781	1,317,150
Outerwall Inc.[a,b]	1,009	55,515
PetSmart Inc.	3,534	240,807
Ross Stores Inc.	639	41,152
TJX Companies Inc. (The)	19,040	1,014,641

		3,589,132
TEXTILES, APPAREL & LUXURY GOODS — 0.05%
Deckers Outdoor Corp.[a]	334	29,562

		29,562

TOTAL COMMON STOCKS (Cost: $52,988,917)		56,871,745

Security	Shares	Value
SHORT-TERM INVESTMENTS — 1.06%

MONEY MARKET FUNDS — 1.06%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	470,511	$470,511
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	29,348	29,348
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	103,505	103,505

		603,364

TOTAL SHORT-TERM INVESTMENTS
(Cost: $603,364)		603,364

TOTAL INVESTMENTS IN SECURITIES — 100.79%
(Cost: $53,592,281)		57,475,109
Other Assets, Less Liabilities — (0.79)%		(447,876)

NET ASSETS — 100.00%		$57,027,233

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

26	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® ENHANCED U.S. SMALL-CAP ETF

July 31, 2014

Security	Shares	Value
COMMON STOCKS — 99.88%

AEROSPACE & DEFENSE — 1.74%
Engility Holdings Inc.[a]	6,652	$229,893

		229,893
AIRLINES — 1.48%
Allegiant Travel Co.	1,655	194,893

		194,893
BIOTECHNOLOGY — 0.07%
Intercept Pharmaceuticals Inc.[a]	38	8,830

		8,830
BUILDING PRODUCTS — 0.09%
AAON Inc.	592	11,615

		11,615
CAPITAL MARKETS — 2.76%
Diamond Hill Investment Group Inc.	664	84,846
FBR & Co.[a]	603	16,860
GAMCO Investors Inc. Class A	188	14,406
Manning & Napier Inc.	14,426	247,406

		363,518
CHEMICALS — 0.19%
Core Molding Technologies Inc.[a]	270	3,578
Hawkins Inc.	638	21,851

		25,429
COMMERCIAL BANKS — 4.46%
1st Source Corp.	198	5,621
American National Bankshares Inc.	531	11,422
Arrow Financial Corp.	836	21,234
BancFirst Corp.	234	14,251
Bank of Marin Bancorp	270	12,101
BSB Bancorp Inc.[a]	333	5,724
Camden National Corp.	306	10,842
Century Bancorp Inc. Class A	117	4,097
City Holding Co.	450	18,743
CNB Financial Corp.	279	4,612
Community Trust Bancorp Inc.	800	27,992
First Financial Corp.	648	19,868
First Interstate BancSystem Inc.	4,934	128,777
First of Long Island Corp. (The)	252	8,865
Great Southern Bancorp Inc.	297	9,260
Heritage Financial Corp.	1,468	23,356
Horizon Bancorp	270	5,756
Lakeland Financial Corp.	648	23,581
Merchants Bancshares Inc.	297	8,631

Security	Shares	Value
Northrim BanCorp Inc.	333	$8,159
Premier Financial Bancorp Inc.	297	4,645
Renasant Corp.	557	15,819
S&T Bancorp Inc.	324	7,883
Simmons First National Corp. Class A	1,062	42,087
State Bank Financial Corp.	1,701	28,084
Stock Yards Bancorp Inc.	494	14,459
Suffolk Bancorp[a]	801	16,220
Tompkins Financial Corp.	342	15,212
Trustmark Corp.	1,250	28,788
Univest Corp. of Pennsylvania	441	8,344
WesBanco Inc.	1,116	33,346

		587,779
COMMERCIAL SERVICES & SUPPLIES — 0.85%
Brady Corp. Class A	180	4,707
Courier Corp.	1,745	22,772
Intersections Inc.	4,675	17,251
Kimball International Inc. Class B	2,664	42,011
McGrath RentCorp	108	3,732
Swisher Hygiene Inc.[a]	1,498	5,977
UniFirst Corp.	158	15,359

		111,809
COMMUNICATIONS EQUIPMENT — 0.98%
Aruba Networks Inc.[a]	6,639	118,572
ClearOne Inc.[a]	692	6,671
Novatel Wireless Inc.[a]	1,935	3,638

		128,881
COMPUTERS & PERIPHERALS — 1.31%
Lexmark International Inc. Class A	3,609	173,340

		173,340
CONSTRUCTION & ENGINEERING — 1.14%
Argan Inc.	4,247	143,973
Northwest Pipe Co.[a,b]	183	6,561

		150,534
CONSUMER FINANCE — 3.86%
Cash America International Inc.	7,172	318,365
QC Holdings Inc.	1,399	3,540
World Acceptance Corp.[a,b]	2,314	187,619

		509,524
CONTAINERS & PACKAGING — 0.04%
UFP Technologies Inc.[a]	189	4,772

		4,772
DISTRIBUTORS — 0.43%
Core-Mark Holding Co. Inc.	1,204	56,829

		56,829

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® ENHANCED U.S. SMALL-CAP ETF

July 31, 2014

Security	Shares	Value
DIVERSIFIED CONSUMER SERVICES — 0.94%
Capella Education Co.	1,143	$73,106
K12 Inc.[a]	267	6,224
Steiner Leisure Ltd.[a]	153	6,106
Strayer Education Inc.[a]	751	38,917

		124,353
DIVERSIFIED FINANCIAL SERVICES — 0.13%
MicroFinancial Inc.	2,250	17,190

		17,190
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.09%
Inteliquent Inc.	1,066	11,310

		11,310
ELECTRIC UTILITIES — 4.27%
ALLETE Inc.	196	9,196
El Paso Electric Co.	4,970	183,144
Empire District Electric Co. (The)	3,762	92,207
MGE Energy Inc.	2,722	102,402
Otter Tail Corp.	4,383	122,549
Unitil Corp.	1,674	53,568

		563,066
ELECTRICAL EQUIPMENT — 0.07%
Preformed Line Products Co.	180	9,754

		9,754
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.22%
AVX Corp.	2,333	31,729
Dolby Laboratories Inc. Class Aa	1,755	78,343
Electro Rent Corp.	1,521	23,195
Mesa Laboratories Inc.	53	4,053
Multi-Fineline Electronix Inc.[a]	404	3,943
OSI Systems Inc.[a]	114	7,558
PC Connection Inc.	666	13,607
RadiSys Corp.[a]	1,809	5,861
ScanSource Inc.[a]	1,513	54,181
Tech Data Corp.[a]	1,010	63,418
TTM Technologies Inc.[a]	918	6,894

		292,782
ENERGY EQUIPMENT & SERVICES — 2.90%
Dawson Geophysical Co.	3,005	75,425
Mitcham Industries Inc.[a]	252	3,268
Natural Gas Services Group Inc.[a]	594	18,533
Unit Corp.[a]	4,499	285,012

		382,238

Security	Shares	Value
FOOD & STAPLES RETAILING — 4.13%
Andersons Inc. (The)	4,076	$220,185
Fresh Market Inc. (The)[a,b]	8,657	259,104
SpartanNash Co.	1,530	32,069
Village Super Market Inc. Class A	243	5,715
Weis Markets Inc.	639	27,260

		544,333
FOOD PRODUCTS — 0.75%
Fresh Del Monte Produce Inc.	2,110	63,173
J&J Snack Foods Corp.	44	3,964
John B. Sanfilippo & Son Inc.	558	14,759
Lancaster Colony Corp.	89	7,774
Omega Protein Corp.[a]	279	3,912
Rocky Mountain Chocolate Factory Inc.	459	5,875

		99,457
GAS UTILITIES — 0.94%
Chesapeake Utilities Corp.	1,233	80,256
Delta Natural Gas Co. Inc.	225	4,410
Gas Natural Inc.	756	9,745
Northwest Natural Gas Co.	688	29,735

		124,146
HEALTH CARE EQUIPMENT & SUPPLIES — 2.45%
Align Technology Inc.[a]	66	3,578
CryoLife Inc.	873	8,599
Cyberonics Inc.[a]	491	29,200
DexCom Inc.[a]	2,179	82,105
Exactech Inc.[a]	234	5,321
ICU Medical Inc.[a]	1,503	87,550
Medical Action Industries Inc.[a]	1,772	24,453
Natus Medical Inc.[a]	1,422	40,911
Vascular Solutions Inc.[a]	1,701	41,964

		323,681
HEALTH CARE PROVIDERS & SERVICES — 3.41%
Addus HomeCare Corp.[a]	1,386	30,686
Almost Family Inc.[a]	702	16,455
BioTelemetry Inc.[a]	1,272	9,158
Chemed Corp.[b]	1,332	135,664
CorVel Corp.[a]	1,474	59,373
LHC Group Inc.[a]	1,062	24,936
Magellan Health Inc.[a]	880	50,688
Owens & Minor Inc.	252	8,339
Triple-S Management Corp. Class Ba	6,031	104,216
U.S. Physical Therapy Inc.	306	10,691

		450,206

28	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® ENHANCED U.S. SMALL-CAP ETF

July 31, 2014

Security	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 7.65%
Ark Restaurants Corp.	656	$13,979
Bob Evans Farms Inc.	5,356	254,464
Buffalo Wild Wings Inc.[a]	1,764	256,344
Cheesecake Factory Inc. (The)	1,737	74,483
Frisch’s Restaurants Inc.	396	9,365
Hyatt Hotels Corp. Class Aa,b	3,836	225,672
Multimedia Games Holding Co. Inc.[a]	3,219	77,642
Red Robin Gourmet Burgers Inc.[a]	74	4,763
Rick’s Cabaret International Inc.[a]	360	3,989
Texas Roadhouse Inc.	3,537	88,001

		1,008,702
HOUSEHOLD DURABLES — 0.25%
CSS Industries Inc.	1,322	32,640

		32,640
HOUSEHOLD PRODUCTS — 0.15%
Oil-Dri Corp. of America	297	8,664
Orchids Paper Products Co.	396	10,454

		19,118
INSURANCE — 13.06%
American Equity Investment Life Holding Co.	1,343	29,734
American National Insurance Co.	103	11,227
Amerisafe Inc.	90	3,294
Argo Group International Holdings Ltd.	218	10,859
Aspen Insurance Holdings Ltd.	6,031	241,300
EMC Insurance Group Inc.	725	21,337
Endurance Specialty Holdings Ltd.	3,853	203,785
FBL Financial Group Inc. Class A	763	32,641
Federated National Holding Co.	1,318	26,584
HCI Group Inc.	1,199	47,840
Horace Mann Educators Corp.	4,853	139,039
Infinity Property and Casualty Corp.	408	26,422
Kansas City Life Insurance Co.	593	25,896
Maiden Holdings Ltd.	6,363	73,047
National Western Life Insurance Co. Class A	945	227,745
Navigators Group Inc. (The)[a]	846	51,437
OneBeacon Insurance Group Ltd. Class A	216	3,197
Protective Life Corp.	1,408	97,687
Safety Insurance Group Inc.	723	36,157
StanCorp Financial Group Inc.	63	3,802
Symetra Financial Corp.	13,920	317,376

Security	Shares	Value
United Fire Group Inc.	1,143	$32,301
Universal Insurance Holdings Inc.	4,986	60,131

		1,722,838
INTERNET & CATALOG RETAIL — 1.97%
1-800-FLOWERS.COM Inc. Class Aa	1,611	8,248
Blue Nile Inc.[a]	2,295	59,096
NutriSystem Inc.	4,417	70,893
PetMed Express Inc.	3,574	48,964
Shutterfly Inc.[a]	1,464	72,205

		259,406
INTERNET SOFTWARE & SERVICES — 1.75%
Carbonite Inc.[a]	918	8,932
Cornerstone OnDemand Inc.[a,b]	503	21,045
Envestnet Inc.[a]	2,367	103,225
Marchex Inc. Class B	3,644	40,084
Travelzoo Inc.[a]	1,899	32,739
United Online Inc.	2,321	24,858

		230,883
IT SERVICES — 2.41%
CACI International Inc. Class Aa,b	324	22,353
CSG Systems International Inc.	963	25,076
Global Cash Access Inc.[a]	9,780	81,859
Innodata Inc.[a]	1,161	3,529
ManTech International Corp. Class A	6,848	184,896

		317,713
LEISURE EQUIPMENT & PRODUCTS — 0.03%
Johnson Outdoors Inc. Class A	143	3,298

		3,298
MACHINERY — 0.12%
Briggs & Stratton Corp.	534	9,788
L.B. Foster Co. Class A	131	6,111

		15,899
MEDIA — 1.88%
Harte-Hanks Inc.	2,484	16,295
Martha Stewart Living Omnimedia Inc. Class Aa	11,024	49,718
Rentrak Corp.[a]	3,195	158,600
Scholastic Corp.	660	23,377

		247,990
METALS & MINING — 0.59%
Golden Minerals Co.[a,b]	12,096	14,394
Golden Star Resources Ltd.[a,b]	13,247	7,142
Schnitzer Steel Industries Inc. Class A	1,947	52,004
Vista Gold Corp.[a]	7,740	3,560

		77,100

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® ENHANCED U.S. SMALL-CAP ETF

July 31, 2014

Security	Shares	Value
MULTI-UTILITIES — 0.02%
Vectren Corp.	79	$3,009

		3,009
MULTILINE RETAIL — 0.15%
Fred’s Inc. Class A	1,260	19,946

		19,946
OIL, GAS & CONSUMABLE FUELS — 2.30%
Apco Oil and Gas International Inc.[a]	487	6,726
Contango Oil & Gas Co.[a]	3,340	134,368
Matador Resources Co.[a,b]	132	3,569
VAALCO Energy Inc.[a]	23,077	159,231

		303,894
PAPER & FOREST PRODUCTS — 0.45%
Schweitzer-Mauduit International Inc.	1,461	59,653

		59,653
PERSONAL PRODUCTS — 1.64%
Medifast Inc.[a]	3,762	108,007
Nutraceutical International Corp.[a]	477	11,009
USANA Health Sciences Inc.[a]	1,514	96,669

		215,685
PHARMACEUTICALS — 0.58%
SciClone Pharmaceuticals Inc.[a]	15,795	76,132

		76,132
PROFESSIONAL SERVICES — 2.87%
Barrett Business Services Inc.	882	50,345
CRA International Inc.[a]	1,143	27,295
ICF International Inc.[a]	774	26,757
RPX Corp.[a]	16,287	254,077
VSE Corp.	333	19,837

		378,311
REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.45%
Agree Realty Corp.	221	6,471
Chesapeake Lodging Trust	114	3,383
DuPont Fabros Technology Inc.[b]	385	10,553
Invesco Mortgage Capital Inc.	6,119	103,901
LTC Properties Inc.	479	18,360
Select Income REIT	6,505	180,514

		323,182
ROAD & RAIL — 1.43%
Knight Transportation Inc.	594	14,232
Marten Transport Ltd.	3,662	74,119
Werner Enterprises Inc.	4,068	99,992

		188,343

Security	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.73%
Cirrus Logic Inc.[a]	13,323	$298,835
Integrated Silicon Solution Inc.	522	7,632
Pericom Semiconductor Corp.[a]	891	7,867
PMC-Sierra Inc.[a]	27,031	181,918
Power Integrations Inc.	1,489	80,153
Semtech Corp.[a]	2,133	47,630

		624,035
SOFTWARE — 3.16%
AVG Technologies[a]	7,438	126,446
Digimarc Corp.	153	3,880
Pegasystems Inc.	9,836	210,195
TeleCommunication Systems Inc.[a]	7,784	24,520
TiVo Inc.[a]	1,709	23,003
VirnetX Holding Corp.[a,b]	2,061	28,813

		416,857
SPECIALTY RETAIL — 3.83%
Aaron’s Inc.	743	19,600
Children’s Place Inc. (The)	5,537	277,957
Guess? Inc.	107	2,783
hhgregg Inc.[a,b]	1,269	9,023
Kirkland’s Inc.[a]	954	17,945
Men’s Wearhouse Inc. (The)	1,863	93,746
Outerwall Inc.[a,b]	823	45,282
Tilly’s Inc. Class Aa	2,987	22,612
Winmark Corp.	243	15,909

		504,857
TEXTILES, APPAREL & LUXURY GOODS — 1.07%
Columbia Sportswear Co.	278	20,783
Deckers Outdoor Corp.[a]	1,303	115,329
Perry Ellis International Inc.[a]	270	4,968

		141,080
THRIFTS & MORTGAGE FINANCE — 1.13%
First Defiance Financial Corp.	891	24,066
Meta Financial Group Inc.	621	22,853
Territorial Bancorp Inc.	1,107	22,251
United Financial Bancorp Inc.	1,867	23,673
Walker & Dunlop Inc.[a]	4,137	56,470

		149,313
TRADING COMPANIES & DISTRIBUTORS — 0.03%
Rush Enterprises Inc. Class Aa	99	3,488

		3,488

30	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® ENHANCED U.S. SMALL-CAP ETF

July 31, 2014

Security	Shares	Value
WATER UTILITIES — 1.28%
American States Water Co.	2,160	$65,988
Artesian Resources Corp. Class A	702	15,297
California Water Service Group	1,908	43,445
Connecticut Water Service Inc.	432	13,776
Middlesex Water Co.	756	15,362
York Water Co. (The)	810	15,414

		169,282
WIRELESS TELECOMMUNICATION SERVICES — 1.20%
United States Cellular Corp.[a]	4,049	158,275

		158,275

TOTAL COMMON STOCKS
(Cost: $13,126,411)		13,171,091

SHORT-TERM INVESTMENTS — 5.36%

MONEY MARKET FUNDS — 5.36%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	654,851	654,851
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	40,846	40,846
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	11,153	11,153

		706,850

TOTAL SHORT-TERM INVESTMENTS
(Cost: $706,850)		706,850

TOTAL INVESTMENTS IN SECURITIES — 105.24%
(Cost: $13,833,261)		13,877,941
Other Assets, Less Liabilities — (5.24)%		(690,630)

NET ASSETS — 100.00%		$13,187,311

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Statements of Assets and Liabilities

iSHARES® U.S. ETF TRUST

July 31, 2014

	iShares Enhanced International Large-Cap ETF	iShares Enhanced International Small-Cap ETF	iShares Enhanced U.S. Large-Cap ETF

ASSETS
Investments, at cost:
Unaffiliated	$29,856,612	$9,855,354	$52,988,917
Affiliated (Note 2)	273,530	329,697	603,364

Total cost of investments	$30,130,142	$10,185,051	$53,592,281

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$30,464,745	$9,818,883	$56,871,745
Affiliated (Note 2)	273,530	329,697	603,364

Total fair value of investments	30,738,275	10,148,580	57,475,109
Foreign currency, at value[b]	52,909	13,746	—
Receivables:
Due from custodian (Note 4)	381,207	2,390	—
Dividends and interest	51,396	14,155	60,878

Total Assets	31,223,787	10,178,871	57,535,987

LIABILITIES
Payables:
Investment securities purchased	381,207	2,390	—
Collateral for securities on loan (Note 1)	258,303	295,394	499,859
Investment advisory fees (Note 2)	8,782	3,372	8,895

Total Liabilities	648,292	301,156	508,754

NET ASSETS	$30,575,495	$9,877,715	$57,027,233

Net assets consist of:
Paid-in capital	$30,004,182	$9,951,067	$53,362,084
Undistributed net investment income	44,852	13,638	79,477
Accumulated net realized loss	(80,422)	(50,227)	(297,156)
Net unrealized appreciation (depreciation)	606,883	(36,763)	3,882,828

NET ASSETS	$30,575,495	$9,877,715	$57,027,233

Shares outstanding[c]	1,200,000	400,000	1,900,000

Net asset value per share	$25.48	$24.69	$30.01

[a]	Securities on loan with values of $243,715, $274,213 and $481,859, respectively. See Note 1.
[b]	Cost of foreign currency: $53,407, $13,881 and $ —, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

32	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® U.S. ETF TRUST

July 31, 2014

iShares Enhanced U.S. Small-Cap ETF

ASSETS
Investments, at cost:
Unaffiliated	$13,126,411
Affiliated (Note 2)	706,850

Total cost of investments	$13,833,261

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$13,171,091
Affiliated (Note 2)	706,850

Total fair value of investments	13,877,941
Receivables:
Dividends and interest	9,371

Total Assets	13,887,312

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	695,697
Investment advisory fees (Note 2)	4,304

Total Liabilities	700,001

NET ASSETS	$13,187,311

Net assets consist of:
Paid-in capital	$13,183,243
Undistributed net investment income	9,471
Accumulated net realized loss	(50,083)
Net unrealized appreciation	44,680

NET ASSETS	$13,187,311

Shares outstanding[b]	450,000

Net asset value per share	$29.31

[a]	Securities on loan with a value of $661,747. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	33

Statements of Operations

iSHARES® U.S. ETF TRUST

Year ended July 31, 2014

	iShares Enhanced International Large-Cap ETF[a]	iShares Enhanced International Small-Cap ETF[a]	iShares Enhanced U.S. Large-Cap ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[b]	$488,116	$94,449	$733,435
Interest — affiliated (Note 2)	—	—	5
Securities lending income — affiliated (Note 2)	4,359	1,337	5,848

Total investment income	492,475	95,786	739,288

EXPENSES
Investment advisory fees (Note 2)	31,955	12,727	64,833

Total expenses	31,955	12,727	64,833

Net investment income	460,520	83,059	674,455

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(80,422)	(50,068)	(275,983)
In-kind redemptions — unaffiliated	—	—	524,921
Foreign currency transactions	(2,161)	(960)	—

Net realized gain (loss)	(82,583)	(51,028)	248,938

Net change in unrealized appreciation/depreciation on:
Investments	608,133	(36,471)	3,481,645
Translation of assets and liabilities in foreign currencies	(1,250)	(292)	—

Net change in unrealized appreciation/depreciation	606,883	(36,763)	3,481,645

Net realized and unrealized gain (loss)	524,300	(87,791)	3,730,583

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$984,820	$(4,732)	$4,405,038

[a]	For the period from February 25, 2014 (commencement of operations) to July 31, 2014.
[b]	Net of foreign withholding tax of $51,316, $12,000 and $ —, respectively.

See notes to financial statements.

34	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® U.S. ETF TRUST

Year ended July 31, 2014

iShares Enhanced U.S. Small-Cap ETF

NET INVESTMENT INCOME
Dividends — unaffiliated	$97,172
Interest — affiliated (Note 2)	1
Securities lending income — affiliated (Note 2)	13,475

Total investment income	110,648

EXPENSES
Investment advisory fees (Note 2)	26,240

Total expenses	26,240

Net investment income	84,408

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(25,044)
In-kind redemptions — unaffiliated	300,079

Net realized gain	275,035

Net change in unrealized appreciation/depreciation	(269,800)

Net realized and unrealized gain	5,235

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$89,643

See notes to financial statements.

FINANCIAL STATEMENTS	35

Statements of Changes in Net Assets

iSHARES® U.S. ETF TRUST

	iShares Enhanced International Large-Cap ETF	iShares Enhanced International Small-Cap ETF
	Period from February 25, 2014[a] to July 31, 2014	Period from February 25, 2014[a] to July 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$460,520	$83,059
Net realized loss	(82,583)	(51,028)
Net change in unrealized appreciation/depreciation	606,883	(36,763)

Net increase (decrease) in net assets resulting from operations	984,820	(4,732)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(413,507)	(68,620)

Total distributions to shareholders	(413,507)	(68,620)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	30,004,182	9,951,067

Net increase in net assets from capital share transactions	30,004,182	9,951,067

INCREASE IN NET ASSETS	30,575,495	9,877,715

NET ASSETS
Beginning of period	—	—

End of period	$30,575,495	$9,877,715

Undistributed net investment income included in net assets at end of period	$44,852	$13,638

SHARES ISSUED
Shares sold	1,200,000	400,000

Net increase in shares outstanding	1,200,000	400,000

[a]	Commencement of operations.

See notes to financial statements.

36	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® U.S. ETF TRUST

	iShares Enhanced U.S. Large-Cap ETF		iShares Enhanced U.S. Small-Cap ETF
	Year ended July 31, 2014	Period from April 16, 2013[a] to July 31, 2013	Year ended July 31, 2014	Period from April 16, 2013[a] to July 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$674,455	$45,810	$84,408	$15,958
Net realized gain (loss)	248,938	(25,047)	275,035	(26,137)
Net change in unrealized appreciation/depreciation	3,481,645	401,183	(269,800)	314,480

Net increase in net assets resulting from operations	4,405,038	421,946	89,643	304,301

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(617,533)	(23,255)	(77,481)	(13,414)

Total distributions to shareholders	(617,533)	(23,255)	(77,481)	(13,414)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	44,156,247	11,644,321	11,924,754	2,467,354
Cost of shares redeemed	(2,959,531)	—	(1,507,846)	—

Net increase in net assets from capital share transactions	41,196,716	11,644,321	10,416,908	2,467,354

INCREASE IN NET ASSETS	44,984,221	12,043,012	10,429,070	2,758,241

NET ASSETS
Beginning of period	12,043,012	—	2,758,241	—

End of period	$57,027,233	$12,043,012	$13,187,311	$2,758,241

Undistributed net investment income included in net assets at end of period	$79,477	$22,555	$9,471	$2,544

SHARES ISSUED AND REDEEMED
Shares sold	1,550,000	450,000	400,000	100,000
Shares redeemed	(100,000)	—	(50,000)	—

Net increase in shares outstanding	1,450,000	450,000	350,000	100,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	37

Financial Highlights

iSHARES® U.S. ETF TRUST

(For a share outstanding throughout the period)

iShares Enhanced International Large-Cap ETF

Period from Feb. 25, 2014[a] to Jul. 31, 2014
Net asset value, beginning of period	$24.90

Income from investment operations:
Net investment income[b]	0.56
Net realized and unrealized gain[c]	0.40

Total from investment operations	0.96

Less distributions from:
Net investment income	(0.38)

Total distributions	(0.38)

Net asset value, end of period	$25.48

Total return	3.80%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$30,575
Ratio of expenses to average net assets[e]	0.35%
Ratio of net investment income to average net assets[e]	5.04%
Portfolio turnover rate[f]	20%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

38	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® U.S. ETF TRUST

(For a share outstanding throughout the period)

iShares Enhanced International Small-Cap ETF

Period from Feb. 25, 2014[a] to Jul. 31, 2014
Net asset value, beginning of period	$24.87

Income from investment operations:
Net investment income[b]	0.34
Net realized and unrealized loss[c]	(0.29)

Total from investment operations	0.05

Less distributions from:
Net investment income	(0.23)

Total distributions	(0.23)

Net asset value, end of period	$24.69

Total return	0.18%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$9,878
Ratio of expenses to average net assets[e]	0.49%
Ratio of net investment income to average net assets[e]	3.20%
Portfolio turnover rate[f]	17%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	39

Financial Highlights (Continued)

iSHARES® U.S. ETF TRUST

(For a share outstanding throughout each period)

iShares Enhanced U.S. Large-Cap ETF

	Year ended Jul. 31, 2014	Period from Apr. 16, 2013[a] to Jul. 31, 2013
Net asset value, beginning of period	$26.76	$24.79

Income from investment operations:
Net investment income[b]	0.54	0.14
Net realized and unrealized gain[c]	3.19	1.89

Total from investment operations	3.73	2.03

Less distributions from:
Net investment income	(0.48)	(0.06)

Total distributions	(0.48)	(0.06)

Net asset value, end of period	$30.01	$26.76

Total return	14.00%	8.19%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$57,027	$12,043
Ratio of expenses to average net assets[e]	0.18%	0.18%
Ratio of net investment income to average net assets[e]	1.87%	1.90%
Portfolio turnover rate[f]	20%	5%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

40	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® U.S. ETF TRUST

(For a share outstanding throughout each period)

iShares Enhanced U.S. Small-Cap ETF

	Year ended Jul. 31, 2014	Period from Apr. 16, 2013[a] to Jul. 31, 2013
Net asset value, beginning of period	$27.58	$24.67

Income from investment operations:
Net investment income[b]	0.33	0.16
Net realized and unrealized gain[c]	1.73	2.88

Total from investment operations	2.06	3.04

Less distributions from:
Net investment income	(0.33)	(0.13)

Total distributions	(0.33)	(0.13)

Net asset value, end of period	$29.31	$27.58

Total return	7.43%	12.37%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$13,187	$2,758
Ratio of expenses to average net assets[e]	0.35%	0.35%
Ratio of net investment income to average net assets[e]	1.13%	2.09%
Portfolio turnover rate[f]	39%	9%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	41

Notes to Financial Statements

iSHARES® U.S. ETF TRUST

iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated June 21, 2011.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Enhanced International Large-Cap[a]	Non-diversified
Enhanced International Small-Cap[a]	Non-diversified
Enhanced U.S. Large-Cap	Diversified
Enhanced U.S. Small-Cap	Diversified

[a]	The Fund commenced operations on February 25, 2014.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (ASC 946).

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These

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iSHARES® U.S. ETF TRUST

factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of July 31, 2014. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Enhanced International Large-Cap
Assets:
Common Stocks	$30,423,694	$—	$—	$30,423,694
Preferred Stocks	41,051	—	—	41,051
Money Market Funds	273,530	—	—	273,530

	$30,738,275	$—	$—	$30,738,275

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements (Continued)

iSHARES® U.S. ETF TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Enhanced International Small-Cap
Assets:
Common Stocks	$9,796,564	$21,701	$—	$9,818,265
Rights	618	—	—	618
Money Market Funds	329,697	—	—	329,697

	$10,126,879	$21,701	$—	$10,148,580

Enhanced U.S. Large-Cap
Assets:
Common Stocks	$56,871,745	$—	$—	$56,871,745
Money Market Funds	603,364	—	—	603,364

	$57,475,109	$—	$—	$57,475,109

Enhanced U.S. Small-Cap
Assets:
Common Stocks	$13,171,091	$—	$—	$13,171,091
Money Market Funds	706,850	—	—	706,850

	$13,877,941	$—	$—	$13,877,941

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of July 31, 2014 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by

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iSHARES® U.S. ETF TRUST

the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of July 31, 2014, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of July 31, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The value of any securities on loan as of July 31, 2014 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements (Continued)

iSHARES® U.S. ETF TRUST

The following table is a summary of each Fund’s securities lending agreements which are subject to offset under an MSLA as of July 31, 2014:

iShares ETF	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Enhanced International Large-Cap	$243,715	$243,715	$—
Enhanced International Small-Cap	274,213	274,213	—
Enhanced U.S. Large-Cap	481,859	481,859	—
Enhanced U.S. Small-Cap	661,747	661,747	—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Enhanced International Large-Cap	0.35%
Enhanced International Small-Cap	0.49
Enhanced U.S. Large-Cap	0.18
Enhanced U.S. Small-Cap	0.35

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Effective January 1, 2014, each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% until December 31, 2014 and 0.05% thereafter (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

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Notes to Financial Statements (Continued)

iSHARES® U.S. ETF TRUST

Pursuant to a securities lending agreement effective January 1, 2014, (i) the iShares Enhanced U.S. Large-Cap ETF and the iShares Enhanced U.S. Small-Cap ETF (the “Group 1 Funds”) retain 70% of securities lending income and (ii) the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2014, each Fund retained 65% of securities lending income and paid no collateral investment fees.

Pursuant to a securities lending agreement effective January 1, 2014, (i) the iShares Enhanced International Large-Cap ETF and the iShares Enhanced International Small-Cap ETF (the “Group 2 Funds”) retain 75% of securities lending income (commencing January 1, 2015 the amount each Fund will retain is expected to change to 70% of securities lending income) and (ii) these amounts can never be less than 65% of the total of securities lending income plus the collateral investment fees.

For the year ended July 31, 2014, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
Enhanced International Large-Cap	$1,474
Enhanced International Small-Cap	461
Enhanced U.S. Large-Cap	2,873
Enhanced U.S. Small-Cap	6,321

In addition, commencing the business day following a “Hurdle Date” (the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013) and pursuant to a securities lending agreement, each Group 1 Fund will (i) receive for the remainder of that calendar year 75% of securities lending income and (ii) the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. Each Group 2 Fund will (i) receive for the remainder of that calendar year 80% of securities lending income (for any Hurdle Date after January 1, 2015, each Fund will retain 75% of securities lending income) and (ii) these amounts can never be less than 65% of the total of securities lending income plus the collateral investment fees.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	47

Notes to Financial Statements (Continued)

iSHARES® U.S. ETF TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended July 31, 2014 were as follows:

iShares ETF	Purchases	Sales
Enhanced International Large-Cap	$3,590,261	$3,481,436
Enhanced International Small-Cap	1,010,821	992,080
Enhanced U.S. Large-Cap	7,609,413	7,257,523
Enhanced U.S. Small-Cap	3,098,118	2,899,164

In-kind transactions (see Note 4) for the year ended July 31, 2014 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Enhanced International Large-Cap	$29,828,209	$—
Enhanced International Small-Cap	9,886,681	—
Enhanced U.S. Large-Cap	43,672,687	2,899,559
Enhanced U.S. Small-Cap	11,684,003	1,470,115

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	MARKET AND CREDIT RISK

In the normal course of business, each Fund’s investment activities exposes it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

48	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® U.S. ETF TRUST

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

The iShares Enhanced International Large-Cap ETF and iShares Enhanced International Small-Cap ETF each invest a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in the statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences

NOTES TO FINANCIAL STATEMENTS	49

Notes to Financial Statements (Continued)

iSHARES® U.S. ETF TRUST

as of July 31, 2014, attributable to passive foreign investment companies, foreign currency transactions and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
Enhanced International Large-Cap	$—	$(2,161)	$2,161
Enhanced International Small-Cap	—	(801)	801
Enhanced U.S. Large-Cap	521,047	—	(521,047)
Enhanced U.S. Small-Cap	298,981	—	(298,981)

The tax character of distributions paid during the year ended July 31, 2014 and the period ended July 31, 2013 was as follows:

iShares ETF	2014	2013
Enhanced International Large-Cap
Ordinary income	$413,507

Enhanced International Small-Cap
Ordinary income	$68,620

Enhanced U.S. Large-Cap
Ordinary income	$617,533	$23,255

Enhanced U.S. Small-Cap
Ordinary income	$77,481	$13,414

As of July 31, 2014, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
Enhanced International Large-Cap	$55,038	$(56,185)	$572,460	$—	$571,313
Enhanced International Small-Cap	42,824	(45,155)	(71,021)	—	(73,352)
Enhanced U.S. Large-Cap	79,477	(50,413)	3,810,100	(174,015)	3,665,149
Enhanced U.S. Small-Cap	9,490	—	23,874	(29,296)	4,068

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.
[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

50	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® U.S. ETF TRUST

As of July 31, 2014, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
Enhanced International Large-Cap	$56,185
Enhanced International Small-Cap	45,155
Enhanced U.S. Large-Cap	50,413

For the year ended July 31, 2014, the iShares Enhanced U.S. Small-Cap ETF utilized $26,137 of its capital loss carryforwards.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of July 31, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Enhanced International Large-Cap	$30,164,565	$1,458,529	$(884,819)	$573,710
Enhanced International Small-Cap	10,219,309	380,301	(451,030)	(70,729)
Enhanced U.S. Large-Cap	53,665,009	4,367,129	(557,029)	3,810,100
Enhanced U.S. Small-Cap	13,854,067	513,027	(489,153)	23,874

Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2014, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	51

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares U.S. ETF Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares Enhanced International Large-Cap ETF, iShares Enhanced International Small-Cap ETF, iShares Enhanced U.S. Large-Cap ETF and iShares Enhanced U.S. Small-Cap ETF (the “Funds”) at July 31, 2014, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2014 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

September 25, 2014

52	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® U.S. ETF TRUST

For corporate shareholders, the following percentages of the income dividends paid by the Funds during the fiscal year ended July 31, 2014 qualified for the dividends-received deduction:

iShares ETF	Dividends- Received Deduction
Enhanced U.S. Large-Cap	94.99%
Enhanced U.S. Small-Cap	89.49

For the fiscal year ended July 31, 2014, the Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code (the “Code”) as follows:

iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
Enhanced International Large-Cap	$539,432	$51,316
Enhanced International Small-Cap	106,449	11,834

Under Section 854(b)(2) of the Code, the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended July 31, 2014:

iShares ETF	Qualified Dividend Income
Enhanced International Large-Cap	$464,823
Enhanced International Small-Cap	80,454
Enhanced U.S. Large-Cap	617,533
Enhanced U.S. Small-Cap	77,481

In February 2015, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2014. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

TAX INFORMATION	53

Board Review and Approval of Investment Advisory

Contract

iSHARES® U.S. ETF TRUST

I. iShares Enhanced International Large-Cap ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 12, 2014, May 6, 2014, and May 12, 2014, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2014, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-13, 2014, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including any advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board noted that, prior to 2014, Lipper had used a different methodology to determine each iShares fund’s Lipper group, which included mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g. actively managed funds and funds sponsored by “at cost” service providers), as applicable. The Board further noted that, after consideration by the 15(c) Committee, the Board determined to use instead Lipper’s proprietary ETF methodology to determine the Fund’s Lipper Group. This determination was based on, among other considerations, the increased number and types of ETFs available for comparative purposes than was the case in prior years. The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. At the Board’s request, Lipper provided, and the Board considered, information on the impact to the iShares funds’ comparative fee rankings that were attributable to the change from a pure index group methodology to Lipper’s proprietary ETF methodology. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses for the Fund were lower than the median of the investment advisory fee rates and overall expenses of the funds in its Lipper Group.

54	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® U.S. ETF TRUST

Because the Fund has not commenced operations as of December 31, 2013, the Board did not review any performance information for the Fund.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services to be Provided by BFA — The Board noted that the Fund had not commenced operations as of December 31, 2013, and reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-13, 2014 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and its Affiliates — While the Board reviewed information about the profitability of the iShares complex to BlackRock based on fees payable to BFA and its affiliates (including fees under advisory contracts with iShares funds), and all other sources of revenue and expense to BFA and its affiliates from iShares funds’ operations for the last calendar year, the Board did not consider the profitability of the Fund to BFA and its affiliates since the Fund had not commenced operations as of December 31, 2013. The Board noted that it expects to receive profitability information from BFA on at least an annual basis following the Fund’s launch and thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale with respect to the iShares funds that are in operation was focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	55

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® U.S. ETF TRUST

scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rate incorporates potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services to be provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses to be borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA, since the Fund has not commenced operations as of December 31, 2013. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

56	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® U.S. ETF TRUST

II. iShares Enhanced International Small-Cap ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 12, 2014, May 6, 2014, and May 12, 2014, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2014, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-13, 2014, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including any advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board noted that, prior to 2014, Lipper had used a different methodology to determine each iShares fund’s Lipper group, which included mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g. actively managed funds and funds sponsored by “at cost” service providers), as applicable. The Board further noted that, after consideration by the 15(c) Committee, the Board determined to use instead Lipper’s proprietary ETF methodology to determine the Fund’s Lipper Group. This determination was based on, among other considerations, the increased number and types of ETFs available for comparative purposes than was the case in prior years. The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. At the Board’s request, Lipper provided, and the Board considered, information on the impact to the iShares funds’ comparative fee rankings that were attributable to the change from a pure index group methodology to Lipper’s proprietary ETF methodology. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses for the Fund were within range of the median of the investment advisory fee rates and overall expenses of the funds in its Lipper Group, and in the 67th percentile.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	57

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® U.S. ETF TRUST

Because the Fund has not commenced operations as of December 31, 2013, the Board did not review any performance information for the Fund.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services to be Provided by BFA — The Board noted that the Fund had not commenced operations as of December 31, 2013, and reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-13, 2014 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and its Affiliates — While the Board reviewed information about the profitability of the iShares complex to BlackRock based on fees payable to BFA and its affiliates (including fees under advisory contracts with iShares funds), and all other sources of revenue and expense to BFA and its affiliates from iShares funds’ operations for the last calendar year, the Board did not consider the profitability of the Fund to BFA and its affiliates since the Fund had not commenced operations as of December 31, 2013. The Board noted that it expects to receive profitability information from BFA on at least an annual basis following the Fund’s launch and thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale with respect to the iShares funds that are in operation was focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s

58	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® U.S. ETF TRUST

investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rate incorporates potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services to be provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses to be borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA, since the Fund has not commenced operations as of December 31, 2013. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	59

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® U.S. ETF TRUST

III. iShares Enhanced U.S. Large-Cap ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 12, 2014, May 6, 2014, and May 12, 2014, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2014, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-13, 2014, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board noted that, prior to 2014, Lipper had used a different methodology to determine the Fund’s Lipper group, which included mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g. actively managed funds and funds sponsored by “at cost” service providers), as applicable. The Board further noted that, after consideration by the 15(c) Committee, the Board determined to use instead Lipper’s proprietary ETF methodology to determine the Fund’s Lipper Group. This determination was based on, among other considerations, the increased number and types of ETFs available for comparative purposes than was the case in prior years. The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. At the Board’s request, Lipper provided, and the Board considered, information on the impact to the iShares funds’ comparative fee rankings that were attributable to the change from a pure index group methodology to Lipper’s proprietary ETF methodology. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses for the Fund were lower than the median of the investment advisory fee rates and overall expenses of the funds in its Lipper Group.

60	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® U.S. ETF TRUST

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2013, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its respective performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its relevant benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Fund and its shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-13, 2014 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential

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economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board further noted management’s assertion that future economies of scale for the Fund had been taken into consideration by fixing the investment advisory fee rate at the low end of the market place, effectively giving Fund shareholders, from inception, the benefits of a lower fee. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rate incorporates potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in

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Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® U.S. ETF TRUST

connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

IV.    iShares Enhanced U.S. Small-Cap ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 12, 2014, May 6, 2014, and May 12, 2014, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2014, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-13, 2014, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board noted that, prior to 2014, Lipper had used a different methodology to determine the Fund’s Lipper group, which included mutual funds, closed-end funds, exchange traded funds, and/or funds with

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Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® U.S. ETF TRUST

differing investment objective classifications, investment focuses and other characteristics (e.g. actively managed funds and funds sponsored by “at cost” service providers), as applicable. The Board further noted that, after consideration by the 15(c) Committee, the Board determined to use instead Lipper’s proprietary ETF methodology to determine the Fund’s Lipper Group. This determination was based on, among other considerations, the increased number and types of ETFs available for comparative purposes than was the case in prior years. The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. At the Board’s request, Lipper provided, and the Board considered, information on the impact to the iShares funds’ comparative fee rankings that were attributable to the change from a pure index group methodology to Lipper’s proprietary ETF methodology. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses for the Fund were lower than the median of the investment advisory fee rates and overall expenses of the funds in its Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2013, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its respective performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its relevant benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Fund and its shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-13, 2014 meeting and

64	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® U.S. ETF TRUST

throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rate incorporates potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond

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Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® U.S. ETF TRUST

the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

66	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® U.S. ETF TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Enhanced U.S. Large-Cap	$0.477982	$—	$—	$0.477982	100%	—%	—%	100%
Enhanced U.S. Small-Cap	0.328426	—	0.003545	0.331971	99	—	1	100

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

SUPPLEMENTAL INFORMATION	67

Supplemental Information (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Enhanced International Large-Cap ETF

Period Covered: April 1, 2014 through June 30, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	2	3.17%
Greater than 0.5% and Less than 1.0%	21	33.34
Between 0.5% and –0.5%	39	61.90
Less than –0.5% and Greater than –1.0%	1	1.59

	63	100.00%

iShares Enhanced International Small-Cap ETF

Period Covered: April 1, 2014 through June 30, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	4	6.35%
Greater than 0.5% and Less than 1.0%	39	61.90
Between 0.5% and –0.5%	19	30.16
Less than –0.5% and Greater than –1.0%	1	1.59

	63	100.00%

iShares Enhanced U.S. Large-Cap ETF

Period Covered: July 1, 2013 through June 30, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and –0.5%	252	100.00%

iShares Enhanced U.S. Small-Cap ETF

Period Covered: July 1, 2013 through June 30, 2014

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and –0.5%	252	100.00%

68	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

iSHARES® U.S. ETF TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Chief Compliance Officer, Treasurer and Secretary shall each hold office until their successors are chosen and qualify, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc., a Director of iShares MSCI Russia Capped ETF, Inc. and a Trustee of iShares Trust and, as a result, oversees a total of 311 Funds (as of July 31, 2014) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito and Mark Wiedman the address of each Trustee and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito and Mr. Wiedman is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[a] (57)	Trustee (since 2011).

President and Director, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).

Director of BlackRock, Inc. (since 2006); Trustee of iShares Trust (since 2009); Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010).

Mark Wiedman[b] (43)	Trustee (since 2013)	Managing Director, BlackRock, Inc. (since 2007); Global Head of iShares (since 2011); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Trustee of iShares Trust (since 2013); Director of iShares, Inc. (since 2013); Director of iShares MSCI Russia Capped ETF, Inc. (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Mark Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	69

Trustee and Officer Information (Continued)

iSHARES® U.S. ETF TRUST

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert H. Silver (59)	Trustee (since 2011); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Paine Webber Inc.) (2003-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).	Trustee of iShares Trust (since 2007); Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Independent Chairman of iShares, Inc., iShares MSCI Russia Capped ETF, Inc. and iShares Trust (since 2012).

Cecilia H. Herbert (65)	Trustee (since 2011); Nominating and Governance Committee Chair and Equity Plus Committee Chair (since 2012).

Trustee and Member (since 2011) of the Investment Committee, WNET, the New York public broadcasting/media company; Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Member (since 1992) and Chair (1994-2005) of the Investment Committee, Archdiocese

of San Francisco.

Trustee of iShares Trust (since 2005); Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Director of Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (70)	Trustee (since 2011); Audit Committee Chair (since 2011).	Retired; Partner, KPMG LLP (1968-2001).	Trustee of iShares Trust (since 2005); Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (59)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2012).	Chief Investment Officer, Santa Clara University (since 2002).	Trustee of iShares Trust (since 2005); Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010).

70	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® U.S. ETF TRUST

Independent Trustees (Continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Martinez (53)	Trustee (since 2011); Securities Lending Committee Chair (since 2012).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Trustee of iShares Trust (since 2003); Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010).

George G.C. Parker (75)	Trustee (since 2011).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University Graduate School of Business (Professor since 1973; Emeritus since 2006).	Trustee of iShares Trust (since 2000); Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Madhav V. Rajan (49)	Trustee (since 2011); 15(c) Committee Chair (since 2012).	Robert K. Jaedicke Professor of Accounting and Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (since 2001); Professor of Law (by courtesy), Stanford Law School (since 2005); Visiting Professor, University of Chicago (2007-2008).	Trustee of iShares Trust (since 2011); Director of iShares, Inc. (since 2011); Director of iShares MSCI Russia Capped ETF, Inc. (since 2011). Director, Cavium, Inc. (since 2013)

TRUSTEE AND OFFICER INFORMATION	71

Trustee and Officer Information (Continued)

iSHARES® U.S. ETF TRUST

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Manish Mehta (43)	President (since 2013).

Managing Director, BlackRock, Inc. (since 2009); Chief Operating Officer for iShares (since 2009); Head of Strategy and Corporate Development, BGI

(2005-2009); Chief of Staff to the CEO, BGI (2005-2009).

Jack Gee (54)	Treasurer and Chief Financial Officer (since 2011).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Edward B. Baer (45)	Vice President and Chief Legal Officer (since 2012).	Managing Director of Legal & Compliance, BlackRock, Inc. (since 2006); Director of Legal & Compliance, BlackRock, Inc. (2004-2006).

Eilleen M. Clavere (62)	Secretary (since 2011).	Director of Global Fund Administration, BlackRock, Inc. (since 2009); Director of Legal Administration of Intermediary Investor Business, BGI (2006-2009); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel at Kirkpatrick & Lockhart LLP (2001-2005).

Scott Radell (45)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

Amy Schioldager (51)	Executive Vice President (since 2011).	Senior Managing Director, BlackRock, Inc. (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (51)	Vice President (since 2011).	Managing Director, BlackRock, Inc. (since 2009); Head of Strategic Product Initiatives for iShares (since 2012); Chief Legal Officer, Exchange-Traded Fund Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

72	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	73

Notes:

74	2014 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2014 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-712-0714

Item 2. Code of Ethics.

iShares U.S. ETF Trust (the “Registrant”) adopted a new code of ethics on July 1, 2011 that applies to persons appointed by the Registrant’s Board of Trustees as the President and/or Chief Financial Officer, and any persons performing similar functions. For the fiscal year ended July 31, 2014, there were no amendments to any provision of the former and new codes of ethics, nor were there any waivers granted from any provision of the former and new codes of ethics. A copy of the new code of ethics is filed with this
Form N-CSR under Item 12(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the Registrant’s audit committee are Charles A. Hurty, John E. Kerrigan, Robert H. Silver and Madhav V. Rajan, all of whom are independent, as that term is defined under Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the four series of the Registrant for which the fiscal year-end is July 31, 2014 (the “Funds”), and whose annual financial statements are reported in Item 1.

(a)	Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years, were $23,400 for the fiscal year ended July 31, 2013 and $52,400 for the fiscal year ended July 31, 2014.

(b)	Audit-Related Fees – There were no fees billed for the fiscal years ended July 31, 2013 and July 31, 2014 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (a) of this Item.

(c)	Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the review of the Funds’ tax returns and excise tax calculations, were $7,354 for the fiscal year ended July 31, 2013 and $14,708 for the fiscal year ended July 31, 2014.

(d)	All Other Fees – There were no other fees billed for the fiscal years ended July 31, 2013 and July 31, 2014 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)	(1) The Registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the Registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the Registrant or to any entity controlling, controlled by or under common control with the Registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(2) There were no services described in (b) through (d) above (including services required by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	None of the hours expended on the principal accountant’s engagement to audit the Funds’ financial statements for the fiscal year ended July 31, 2014 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the Funds, and rendered to the Registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the Registrant for the last two fiscal years were, $4,712,339 for the fiscal year ended July 31, 2013 and $3,331,359 for the fiscal year ended July 31, 2014.

(h)	The Registrant’s audit committee has considered whether the provision of non-audit services rendered to the Registrant’s investment adviser and any Adviser Affiliate that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, are compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services do not compromise the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, Robert H. Silver, John E. Martinez and Madhav V. Rajan.

Item 6. Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Code of Ethics for Senior Officers that is the subject of Item 2 is attached.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares U.S. ETF Trust

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)
Date:	September 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)
Date:	September 24, 2014

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	September 24, 2014